Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority
Series A , RB , 5.00% , 09/01/27 ......... USD 595 $ 627,393
Series A , RB , 5.00% , 09/01/29 ......... 180 189,799
Series A , RB , 5.00% , 09/01/35 ......... 1,000 1,054,441
Series A , RB , 5.00% , 06/01/37 ......... 130 137,077
Alabama Highway Finance Corp., Series 2020A,
RB, 5.00%, 08/01/27 .............. 510 535,158
Alabama Public School & College Authority,
Series 2020A, RB, 5.00%, 11/01/27 ..... 1,020 1,079,099
Black Belt Energy Gas District, Series 2022,
Sub-Series D-1, RB, VRDN (Royal Bank of
Canada LIQ), 4.00%, 06/01/27
(a)
....... 625 631,517
City of Auburn, Series 2015, GO,
5.00%, 05/01/27 ................. 130 130,594
City of Huntsville
Series 2016C , GO , 5.00% , 05/01/27 ..... 185 189,985
Series 2020A , GO , 5.00% , 09/01/27 ..... 150 158,468
Series 2017E , GO , 5.00% , 11/01/27 ..... 355 372,330
Series 2018A , GO , 5.00% , 05/01/28 ..... 75 79,271
Series 2018A , GO , 5.00% , 05/01/30 ..... 125 131,493
State of Alabama
Series 2016C , GO , 5.00% , 08/01/27 ..... 390 402,110
Series 2018A , GO , 5.00% , 11/01/27 ..... 255 270,275
Series 2022B , GO , 5.00% , 11/01/27 ..... 125 132,488
University of Alabama (The), Series 2019C, RB,
5.00%, 07/01/27 ................. 735 772,740
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 205 213,988
Series 2016B , RB , 5.00% , 01/01/32 ..... 200 208,769
7,316,995
Alaska — 0.1%
Alaska Housing Finance Corp., Series II 2017A,
RB, 5.00%, 12/01/27 .............. 125 130,800
State of Alaska, Series 2020A, GO,
5.00%, 08/01/27 ................. 265 279,197
409,997
Arizona — 1.7%
Arizona Board of Regents
Series 2015A , RB , 5.00% , 07/01/27 ..... 180 181,488
Series 2016C , RB , 5.00% , 07/01/27 ..... 235 242,144
Series 2017B , RB , 5.00% , 07/01/27 ..... 245 257,756
Series 2021C , RB , 5.00% , 07/01/27 ..... 250 262,897
Series 2017B , RB , 5.00% , 07/01/30 ..... 195 204,199
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 825 850,452
Series 2023 , RB , 5.00% , 07/01/27 ...... 145 152,625
Arizona Transportation Board, Series 2019A,
RB, 5.00%, 07/01/27 .............. 210 221,043
City of Chandler, Series 2016, GO,
5.00%, 07/01/27 ................. 390 409,856
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 495 509,993
City of Phoenix Civic Improvement Corp.
Series 2015A , RB , 5.00% , 07/01/27 ..... 610 614,835
Series 2016 , RB , 5.00% , 07/01/27 ...... 665 685,104
Series 2018A , RB , 5.00% , 07/01/27 ..... 110 115,864
Series 2020A , RB , 5.00% , 07/01/27 ..... 55 57,932
Series 2021A , RB , 5.00% , 07/01/27 ..... 230 242,260
Series A , RB , 5.00% , 07/01/27 ......... 100 105,331
Security
Par (000)
Par (000) Value
Arizona (continued)
Series 2017D , RB , 5.00% , 07/01/29 ..... USD 490 $ 512,414
Gilbert Water Resource Municipal Property
Corp., Series 2022, RB, 5.00%, 07/15/27 .. 120 126,407
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/28 230 241,743
Maricopa County Union High School District
No. 210-Phoenix, Series 2018, GO,
5.00%, 07/01/27 ................. 415 436,724
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/27 ..... 170 177,327
Series 2019A , RB , 5.00% , 01/01/27 ..... 200 208,620
Series 2020A , RB , 5.00% , 01/01/27 ..... 710 740,602
Series 2021A , RB , 5.00% , 01/01/27 ..... 540 563,275
Series 2016A , RB , 5.00% , 01/01/29 ..... 375 389,746
State of Arizona, Series 2019A, COP,
5.00%, 10/01/27 ................. 115 121,600
University of Arizona (The), Series 2020A, RB,
5.00%, 08/01/27 ................. 265 279,186
8,911,423
Arkansas — 0.1%
Springdale Public Facilities Board, Series 2016,
RB, 5.00%, 03/01/27 .............. 450 464,090
California — 11.3%
91 Express Lanes Toll Road, Series 2023, RB,
5.00%, 08/15/27 ................. 100 105,886
Acalanes Union High School District, Series
2016C, GO, 0.00%, 08/01/27
(b)
........ 265 242,804
Anaheim Housing & Public Improvements
Authority, Series 2022A, RB, 5.00%, 10/01/27 215 227,168
Bay Area Toll Authority, Series 2017S-7, RB,
4.00%, 04/01/29 ................. 1,470 1,497,414
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/27
(b)
............. 1,000 928,693
California Health Facilities Financing Authority,
Series A-1, RB, 5.00%, 11/01/27 ....... 780 832,178
California Infrastructure & Economic
Development Bank
Series 2017 , RB , 5.00% , 10/01/27 ...... 110 115,885
Series 2023 , RB , 5.00% , 10/01/27 ...... 305 325,001
Series 2017 , RB , 5.00% , 10/01/28 ...... 350 367,623
Series 2017 , RB , 5.00% , 10/01/29 ...... 105 110,228
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/27 ..... 120 125,842
Series F , RB , 5.00% , 05/01/27 ......... 310 311,532
Series 2023C , RB , 5.00% , 09/01/27 ..... 500 527,743
Series B , RB , 5.00% , 10/01/27 ......... 465 491,611
Series 2018C , RB , 5.00% , 11/01/27 ..... 150 158,822
Series 2021C , RB , 5.00% , 11/01/27 ..... 520 550,583
Series C , RB , 5.00% , 03/01/28 ......... 325 338,583
Series D , RB , 5.00% , 09/01/29 ......... 290 304,501
California State University
Series 2015A , RB , 5.00% , 11/01/27 ..... 100 101,686
Series 2016A , RB , 5.00% , 11/01/27 ..... 600 617,126
Series 2017A , RB , 5.00% , 11/01/29 ..... 400 420,418
Carlsbad Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 200 207,409
Central Contra Costa Sanitary District, COP,
5.00%, 09/01/27 ................. 50 53,183
City of Los Angeles, Series 2023A, RB,
5.00%, 02/01/27 ................. 150 156,743
City of Los Angeles Department of Airports
Series 2019C , RB , 5.00% , 05/15/27 ..... 255 268,930
Series 2020B , RB , 5.00% , 05/15/27 ..... 270 284,685

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series B , RB , 5.00% , 05/15/27 ......... USD 175 $ 184,518
City of San Francisco
Series 2015A , RB , 5.00% , 11/01/27 ..... 375 376,906
Series A , RB , 5.00% , 11/01/27 ......... 190 197,390
Series B , RB , 5.00% , 11/01/27 ......... 100 103,889
Series D , RB , 5.00% , 11/01/27 ......... 270 288,234
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(b)
775 719,737
Series 2017D , GO , 5.00% , 08/01/28 ..... 160 169,430
Contra Costa Transportation Authority Sales Tax
Series 2015A , RB , 5.00% , 03/01/27 ..... 435 435,775
Series 2018B , RB , 5.00% , 03/01/27 ..... 220 231,409
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/27 ..... 170 180,493
Series 2017C , GO , 5.00% , 08/01/29 ..... 125 132,054
East Bay Municipal Utility District Wastewater
System, Series 2017A, RB, 5.00%, 06/01/28 130 137,218
East Bay Municipal Utility District Water System
Series 2015A , RB , 5.00% , 06/01/27 ..... 155 156,156
Series 2017B , RB , 5.00% , 06/01/27 ..... 115 121,564
Series 2022A , RB , 5.00% , 06/01/27 ..... 50 52,854
Series 2017B , RB , 5.00% , 06/01/28 ..... 85 89,720
El Camino Community College District
Fountation (The), Series 2012C, GO,
0.00%, 08/01/27
(b)
................ 2,200 2,041,619
Foothill-De Anza Community College District
(b)
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 750 698,578
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC ) ..................... 415 386,071
Fremont Unified School District, Series E, GO,
5.00%, 08/01/27 ................. 275 291,638
Fremont Union High School District, Series
2019A, GO, 5.00%, 08/01/29 ......... 75 79,233
Grossmont Union High School District, Series
2004, GO, 0.00%, 08/01/27 (AGM)
(b)
..... 110 101,981
Los Angeles Community College District
Series 2024 , GO , 5.00% , 08/01/27 ...... 500 529,615
Series A-1 , GO , 5.00% , 08/01/27 ....... 390 413,100
Series D , GO , 5.00% , 08/01/27 ........ 1,000 1,059,230
Series J , GO , 5.00% , 08/01/28 ......... 190 200,391
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/27 ..... 1,120 1,178,231
Series 2016A , RB , 4.00% , 07/01/27 ..... 125 125,559
Series 2023-A , RB , 5.00% , 07/01/27 ..... 265 280,067
Series 2017A , RB , 5.00% , 07/01/29 ..... 255 269,001
Los Angeles Department of Water & Power
Series 2016B , RB , 5.00% , 07/01/27 ..... 145 146,680
Series 2018A , RB , 5.00% , 07/01/27 ..... 570 591,440
Series 2022A , RB , 5.00% , 07/01/27 ..... 225 233,463
Series 2022B , RB , 5.00% , 07/01/27 ..... 100 103,761
Series 2022E , RB , 5.00% , 07/01/27 ..... 155 160,830
Series 2024C , RB , 5.00% , 07/01/27 ..... 250 259,404
Series 2017C , RB , 5.00% , 07/01/28 ..... 295 305,741
Los Angeles Department of Water & Power
Water System
Series 2018B , RB , 5.00% , 07/01/27 ..... 300 311,637
Series 2022B , RB , 5.00% , 07/01/27 ..... 200 207,758
Series 2023A , RB , 5.00% , 07/01/27 ..... 305 316,831
Los Angeles Unified School District
Series 2020A , GO , 3.00% , 07/01/27 ..... 160 161,068
Series 2016A , GO , 5.00% , 07/01/27 ..... 75 75,611
Series 2017A , GO , 5.00% , 07/01/27 ..... 690 726,599
Series 2018B-1 , GO , 5.00% , 07/01/27 .... 415 437,012
Security
Par (000)
Par (000) Value
California (continued)
Series 2018M-1 , GO , 5.00% , 07/01/27 ... USD 95 $ 100,039
Series 2019A , GO , 5.00% , 07/01/27 ..... 150 157,956
Series 2020C , GO , 5.00% , 07/01/27 ..... 515 542,316
Series 2020RYQ , GO , 5.00% , 07/01/27 ... 185 194,813
Series 2022QRR , GO , 5.00% , 07/01/27 ... 190 200,078
Series 2023QRR , GO , 5.00% , 07/01/27 ... 550 579,173
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/27 ..... 485 513,991
Series 2020A , RB , 5.00% , 07/01/27 ..... 295 312,634
Series 2011C , RB , 5.00% , 10/01/27 ..... 110 117,214
Modesto Irrigation District, Series 2015A, RB,
5.00%, 10/01/27 ................. 45 45,602
Mountain View Los Altos Union High School
District, Series C, GO, 0.00%, 08/01/27
(b)
.. 150 138,757
Municipal Improvement Corp. of Los Angeles,
Series 2016B, RB, 5.00%, 11/01/27 ..... 435 450,410
Newport Mesa Unified School District, Series
2007, GO, 0.00%, 08/01/27 (NPFGC)
(b)
... 215 199,620
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 880 818,255
Orange County Sanitation District, Series 2021A,
RB, 5.00%, 02/01/27 .............. 55 57,746
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/27
(b)
............. 330 307,450
Pasadena Area Community College District,
Series 2020, GO, 4.00%, 08/01/27 ...... 400 412,624
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 400 371,069
Regents of the University of California
Medical Center Pooled, Series 2016L, RB,
5.00%, 05/15/27 ................. 170 175,236
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/28 ................. 160 169,906
Riverside Unified School District, Series B, GO,
4.00%, 08/01/29 ................. 90 92,462
Sacramento Municipal Utility District
Series 2015 , RB , 5.00% , 07/01/27 ...... 85 85,759
Series 2022J , RB , 5.00% , 08/15/27 ..... 90 95,639
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 105,728
Series A , RB , 5.00% , 07/01/28 ......... 475 501,167
San Diego County Regional Transportation
Commission
Series 2021B , RB , 5.00% , 04/01/27 ..... 110 115,568
Series 2023A , RB , 5.00% , 04/01/27 ..... 265 279,265
San Diego County Water Authority, Series
2015A, RB, 5.00%, 05/01/27 ......... 135 135,721
San Diego Public Facilities Financing Authority,
Series 2023A, RB, 5.00%, 08/01/27 ..... 250 265,126
San Diego Unified School District
Series 2015R-4 , GO , 4.00% , 07/01/27 ... 250 251,085
Series 2017J , GO , 5.00% , 07/01/29 ..... 100 105,730
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2017A , RB , 5.00% , 07/01/29 ..... 100 105,178
Series 2019A , RB , 5.00% , 07/01/29 ..... 190 199,838
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/27 ..... 145 148,813
Series 2016D , RB , 5.00% , 05/01/27 ..... 140 143,682
Series 2019D , RB , 5.00% , 05/01/27 ..... 125 131,688
Series B , RB , 5.00% , 05/01/27 ......... 290 305,517

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Francisco City & County Public Utilities
Commission Wastewater, Series 2023A, RB,
5.00%, 10/01/27 ................. USD 165 $ 175,825
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/29 255 261,863
San Jose Unified School District
Series C , GO , 0.00% , 08/01/27 ( NPFGC )
(b)
95 88,204
Series 2017 , GO , 5.00% , 08/01/27 ...... 180 191,110
San Marcos Unified School District, Series A,
GO, 0.00%, 08/01/27
(b)
............. 375 346,638
San Mateo County Community College District
(b)
Series 2005B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 630 583,568
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 950 879,983
Series A , GO , 0.00% , 09/01/27 ( NPFGC ) .. 405 375,151
San Mateo Union High School District, Series
2004C, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 170 157,671
Southern California Public Power Authority
Series 2015C , RB , 4.00% , 07/01/27 ..... 465 465,083
Series 2015C , RB , 5.00% , 07/01/27 ..... 770 771,863
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 155 160,757
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 775 806,708
State of California
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 165 172,603
GO , 5.00% , 04/01/27 ............... 3,985 4,179,058
Series 2019 , GO , 5.00% , 04/01/27 ...... 555 582,027
Series 2017 , GO , 4.00% , 08/01/27 ...... 50 50,794
Series C , GO , 5.00% , 08/01/27 ........ 440 464,554
GO , 5.00% , 08/01/27 ............... 1,910 2,004,572
Series 2016 , GO , 5.00% , 08/01/27 ...... 750 774,690
GO , 4.00% , 09/01/27 ............... 560 578,362
GO , 5.00% , 09/01/27 ............... 660 694,318
GO , 5.00% , 10/01/27 ............... 1,730 1,832,523
Series 2020 , GO , 5.00% , 11/01/27 ...... 475 503,971
GO , 5.00% , 11/01/27 ............... 975 1,034,467
Series 2017 , GO , 5.00% , 11/01/27 ...... 805 854,099
GO , 5.00% , 12/01/27 ............... 585 621,694
GO , 5.00% , 08/01/28 ............... 440 462,314
Series 2017 , GO , 5.00% , 11/01/28 ...... 590 622,613
GO , 5.00% , 08/01/29 ............... 450 472,493
State of California Department of Water
Resources
Series AX , RB , 5.00% , 12/01/27 ........ 240 256,664
Series BB , RB , 5.00% , 12/01/27 ........ 110 117,638
Series AX , RB , 5.00% , 12/01/28 ........ 130 138,713
Sunnyvale Financing Authority, Series 2020, RB,
4.00%, 04/01/27 ................. 100 102,760
University of California
Series 2018AZ , RB , 4.00% , 05/15/27 .... 35 36,135
Series 2015AO , RB , 5.00% , 05/15/27 .... 545 548,400
Series 2015I , RB , 5.00% , 05/15/27 ...... 570 573,556
Series 2017M , RB , 5.00% , 05/15/27 ..... 110 115,866
Series 2018O , RB , 5.00% , 05/15/27 ..... 225 236,998
Series 2021BH , RB , 5.00% , 05/15/27 .... 250 263,445
Series 2017AY , RB , 5.00% , 05/15/28 .... 150 157,899
Series 2017AY , RB , 5.00% , 05/15/29 .... 125 131,428
West Valley-Mission Community College District,
Series 2015B, GO, 5.00%, 08/01/27 ..... 80 80,912
Western Municipal Water District Facilities
Authority, Series 2020A, RB, 5.00%, 10/01/27 175 186,248
57,990,866
Security
Par (000)
Par (000) Value
Colorado — 1.4%
Adams & Arapahoe Joint School District 28J
Aurora, Series 2022, GO, 5.00%, 12/01/27
(SAW) ....................... USD 160 $ 169,542
Board of Governors of Colorado State University
System, Series A, RB, 5.00%, 03/01/27
(HERBIP) ..................... 250 261,412
City & County of Denver
Series 2019C , GO , 5.00% , 08/01/27 ..... 65 68,611
Series 2022A , GO , 5.00% , 08/01/27 ..... 365 385,278
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 415 438,880
Series 2022C , RB , 5.00% , 11/15/27 ..... 490 518,195
Series 2023A , RB , 5.00% , 11/15/27 ..... 350 369,851
Series 2018B , RB , 5.00% , 12/01/27 ..... 45 47,590
City of Colorado Springs Utilities System
Series 2019A , RB , 5.00% , 11/15/27 ..... 335 355,147
Series 2020B , RB , 5.00% , 11/15/27 ..... 235 249,133
Series 2022B , RB , 5.00% , 11/15/27 ..... 70 74,210
City of Westminster, Series 2024, RB,
5.00%, 12/01/27 ................. 250 265,611
Colorado Health Facilities Authority, Series
2022A, RB, 5.00%, 11/01/27 ......... 1,370 1,438,629
Denver City & County School District No. 1
Series 2021B , GO , 4.00% , 12/01/27 ( SAW ) 250 258,297
Series 2018A , GO , 5.50% , 12/01/28 ( SAW ) 295 316,758
Series 2018A , GO , 5.50% , 12/01/29 ( SAW ) 200 214,695
Regional Transportation District, Series 2015A,
COP, 5.00%, 06/01/27 ............. 805 810,186
State of Colorado, Series 2017K, COP,
5.00%, 03/15/27 ................. 275 286,918
University of Colorado
Series 2025B , RB , 5.00% , 06/01/27
(c)
.... 500 524,888
Series 2017A-1 , RB , 5.00% , 06/01/29 .... 100 104,391
Weld County School District No. 6 Greeley,
Series 2020, GO, 5.00%, 12/01/27 (SAW) . 125 132,630
7,290,852
Connecticut — 1.7%
City of Danbury, Series 2019B, GO,
5.00%, 11/01/27 ................. 50 51,974
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/27 ..... 545 558,408
Series 2022A , GO , 4.00% , 01/15/27 ..... 120 122,952
Series 2018B , GO , 5.00% , 04/15/27 ..... 490 513,589
Series B , GO , 5.00% , 04/15/27 ........ 190 199,147
Series 2020C , GO , 4.00% , 06/01/27 ..... 55 56,499
Series 2021B , GO , 4.00% , 06/01/27 ..... 210 215,722
Series 2015B , GO , 5.00% , 06/15/27 ..... 240 241,751
Series 2021D , GO , 5.00% , 07/15/27 ..... 520 547,724
Series 2016D , GO , 5.00% , 08/15/27 ..... 430 443,478
Series 2022D , GO , 5.00% , 09/15/27 ..... 100 105,670
Series E , GO , 5.00% , 10/15/27 ........ 170 175,872
Series 2022E , GO , 5.00% , 11/15/27 ..... 565 598,929
Series 2024H , GO , 5.00% , 11/15/27 ..... 500 530,026
Series F , GO , 5.00% , 11/15/27 ......... 835 847,807
Series A , GO , 5.00% , 04/15/29 ........ 350 365,370
State of Connecticut Clean Water Fund
- State Revolving Fund, Series A, RB,
5.00%, 05/01/29 ................. 185 193,649
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/27 ..... 205 213,815
Series 2021C , RB , 5.00% , 01/01/27 ..... 135 140,805
Series 2020A , RB , 5.00% , 05/01/27 ..... 200 209,812
Series 2021A , RB , 5.00% , 05/01/27 ..... 590 618,946
Series 2024B , RB , 5.00% , 07/01/27 ..... 500 526,255

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series B , RB , 5.00% , 09/01/27 ......... USD 635 $ 655,419
Series 2018B , RB , 5.00% , 10/01/27 ..... 340 359,581
Series 2021D , RB , 5.00% , 11/01/27 ..... 220 233,039
University of Connecticut
Series 2018A , RB , 5.00% , 04/15/27 ..... 125 130,912
Series 2019A , RB , 5.00% , 11/01/27 ..... 65 68,767
8,925,918
Delaware — 0.9%
County of New Castle, Series 2017, GO,
5.00%, 04/01/27 ................. 305 319,576
Delaware Transportation Authority
Series 2016 , RB , 5.00% , 07/01/27 ...... 285 294,052
Series 2019 , RB , 5.00% , 07/01/27 ...... 165 173,906
Series 2020 , RB , 5.00% , 07/01/27 ...... 375 395,240
Series 2020 , RB , 5.00% , 09/01/27 ...... 610 643,346
State of Delaware
Series 2017A , GO , 5.00% , 01/01/27 ..... 760 792,679
Series 2018A , GO , 5.00% , 02/01/27 ..... 205 214,315
Series 2019 , GO , 5.00% , 02/01/27 ...... 595 622,037
Series 2017 , GO , 5.00% , 03/01/27 ...... 130 136,148
Series 2023A , GO , 5.00% , 05/01/27 ..... 240 252,209
Series 2016D , GO , 5.00% , 07/01/27 ..... 365 376,644
Series 2020B , GO , 5.00% , 07/01/27 ..... 270 284,702
4,504,854
District of Columbia — 1.9%
District of Columbia
Series 2021E , GO , 5.00% , 02/01/27 ..... 610 636,738
Series 2017D , GO , 5.00% , 06/01/27 ..... 650 683,477
Series 2018B , GO , 5.00% , 06/01/27 ..... 660 693,992
Series E , GO , 5.00% , 06/01/27 ........ 290 301,396
Series 2019A , GO , 5.00% , 10/15/27 ..... 160 169,473
Series 2020 , RB , 5.00% , 12/01/27 ...... 160 169,443
Series 2017A , GO , 5.00% , 06/01/29 ..... 250 261,780
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/27 ..... 1,055 1,103,370
Series 2020C , RB , 5.00% , 05/01/27 ..... 310 325,285
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,835 1,941,219
Series 2020B , RB , 5.00% , 10/01/27 ..... 395 417,865
District of Columbia Water & Sewer Authority
Series 2019B , RB , 5.00% , 10/01/27 ..... 245 259,311
Series 2024A , RB , 5.00% , 10/01/27 ..... 300 317,524
Series A , RB , 5.00% , 10/01/27 ......... 190 192,573
Metropolitan Washington Airports Authority
Aviation, Series 2019B, RB, 5.00%, 10/01/27 135 142,451
Washington Metropolitan Area Transit Authority
Series 2018 , RB , 5.00% , 07/01/27 ...... 210 220,280
Series 2021A , RB , 5.00% , 07/15/27 ..... 400 421,240
Series 2023A , RB , 5.00% , 07/15/27 ..... 55 57,920
Series 2023-A , RB , 5.00% , 07/15/27 ..... 460 484,426
Series 2018 , RB , 5.00% , 07/01/28 ...... 365 382,349
Series A-1 , RB , 5.00% , 07/01/29 ....... 155 162,178
Series 2018 , RB , 5.00% , 07/01/30 ...... 110 114,901
9,459,191
Florida — 4.2%
Broward County, Series B, RB, 5.00%, 10/01/27 180 182,342
Central Florida Expressway Authority, Series
2021, RB, 5.00%, 07/01/27 (AGM) ...... 665 699,300
City of Gainesville
Series 2017A , RB , 5.00% , 10/01/27 ..... 105 110,602
City of Jacksonville
Series 2020A , RB , 5.00% , 10/01/27 ..... 100 105,551
Series 2024 , RB , 5.00% , 10/01/27 ...... 200 211,102
Security
Par (000)
Par (000) Value
Florida (continued)
City of Miami Beach
Series 2017 , RB , 5.00% , 09/01/27 ...... USD 240 $ 251,931
County of Miami-Dade
Series 2020 , RB , 5.00% , 04/01/27 ...... 535 559,650
Series 2016A , GO , 5.00% , 07/01/27 ..... 1,100 1,155,973
Series 2018A , GO , 5.00% , 07/01/27 ..... 705 741,026
Series 2019 , RB , 5.00% , 07/01/27 ...... 115 120,739
Series A , RB , 5.00% , 10/01/27 ......... 545 561,252
County of Miami-Dade Water & Sewer System
Series 2017B , RB , 5.00% , 10/01/27 ..... 760 802,589
Series 2021 , RB , 5.00% , 10/01/27 ...... 620 653,275
Florida Department of Environmental Protection
Series 2016A , RB , 5.00% , 07/01/27 ..... 1,090 1,124,207
Series 2017A , RB , 5.00% , 07/01/27 ..... 409 429,998
Florida Insurance Assistance Interlocal Agency,
Inc., Series 2023A-1, RB, 5.00%, 09/01/27 . 1,000 1,027,959
Hillsborough County Aviation Authority, Series
2022B, RB, 5.00%, 10/01/27 ......... 200 211,038
Hillsborough County School Board
Series 2017B , COP , 5.00% , 07/01/27 .... 30 31,369
Series 2020A , COP , 5.00% , 07/01/27 .... 450 470,530
JEA Water & Sewer System, Series 2024A, RB,
5.00%, 10/01/27 ................. 500 527,887
Orange County School Board, Series 2017B,
COP, 5.00%, 08/01/27 ............. 205 215,315
Orlando Utilities Commission, Series 2020A, RB,
5.00%, 10/01/27 ................. 380 402,297
Palm Beach County School District
Series 2017A , COP , 5.00% , 08/01/27 .... 380 399,869
Series 2018A , COP , 5.00% , 08/01/27 .... 110 115,752
Series 2018B , COP , 5.00% , 08/01/27 .... 115 121,013
Series 2022B , COP , 5.00% , 08/01/27 .... 200 210,458
Pasco County School Board, Series 2024, RB,
5.00%, 10/01/27 ................. 500 527,492
School Board of Miami-Dade County (The)
Series 2017 , GO , 5.00% , 03/15/27 ...... 105 109,546
Series 2022A , GO , 5.00% , 03/15/27 ( BAM ) 160 167,263
Series 2015A , COP , 5.00% , 05/01/27 ( AGM ) 200 201,036
Series 2015B , COP , 5.00% , 05/01/27 .... 115 115,595
Series 2025A , COP , 5.00% , 05/01/27
(c)
... 455 476,193
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 705 740,353
Series 2021 , GO , 5.00% , 07/01/27 ...... 160 168,138
State of Florida
Series 2015F , GO , 5.00% , 06/01/27 ..... 165 166,220
Series 2016B , GO , 5.00% , 06/01/27 ..... 380 390,212
Series 2016F , GO , 5.00% , 06/01/27 ..... 555 569,914
Series 2017C , GO , 5.00% , 06/01/27 ..... 230 241,899
Series 2018A , GO , 5.00% , 06/01/27 ..... 60 63,104
Series 2018C , GO , 5.00% , 06/01/27 ..... 215 226,123
Series 2019D , GO , 5.00% , 06/01/27 ..... 290 305,003
Series 2016A , GO , 5.00% , 07/01/27 ..... 175 180,950
Series 2018A , GO , 5.00% , 07/01/27 ..... 35 36,872
Series 2019A , GO , 5.00% , 07/01/27 ..... 480 505,677
Series 2021B , GO , 5.00% , 07/01/27 ..... 290 305,513
Series 2017A , GO , 5.00% , 07/01/28 ..... 285 299,838
State of Florida Department of Transportation
Series 2018 , RB , 5.00% , 07/01/27 ...... 175 183,901
Series 2019A , RB , 5.00% , 07/01/27 ..... 141 148,172
Series 2020 , RB , 5.00% , 07/01/27 ...... 640 672,552
Series 2021A , RB , 5.00% , 07/01/27 ..... 155 162,884
Series 2022 , RB , 5.00% , 07/01/27 ...... 285 299,496
State of Florida Department of Transportation
Turnpike System
Series 2019A , RB , 5.00% , 07/01/27 ..... 340 357,374

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2021C , RB , 5.00% , 07/01/27 ..... USD 160 $ 168,176
Series 2017A , RB , 5.00% , 07/01/29 ..... 215 225,314
State of Florida Lottery
Series 2016A , RB , 5.00% , 07/01/27 ..... 473 487,617
Series 2016B , RB , 5.00% , 07/01/27 ..... 485 499,988
Series 2017A , RB , 5.00% , 07/01/27 ..... 683 719,210
Tampa Bay Water, Series 2015A, RB,
5.00%, 10/01/27 ................. 175 177,277
21,341,926
Georgia — 2.3%
Athens-Clarke County Unified Government,
Series 2020, GO, 5.00%, 12/01/27 ...... 50 53,049
City of Atlanta
Series 2020A , RB , 5.00% , 07/01/27 ..... 275 288,841
Series 2022A , RB , 5.00% , 07/01/27 ..... 140 147,047
Series 2022A-1 , GO , 5.00% , 12/01/27 .... 215 228,111
Series 2018C , RB , 5.00% , 11/01/28 ..... 250 263,894
Series 2017A , RB , 5.00% , 11/01/29 ..... 125 132,655
Series 2018B , RB , 5.00% , 11/01/29 ..... 120 126,428
Columbia County School District, Series 2020,
GO, 4.00%, 04/01/27 (SAW) ......... 225 230,824
County of Columbia, Series 2017, GO,
5.00%, 01/01/27 ................. 45 46,943
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/27 ...... 1,015 1,068,325
Series 2022 , RB , 5.00% , 07/01/27 ...... 115 121,042
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/27 .......... 855 898,244
Gwinnett County Water & Sewerage Authority
Series 2019 , RB , 5.00% , 08/01/27 ...... 230 242,766
Series 2020 , RB , 5.00% , 08/01/27 ...... 500 527,752
Main Street Natural Gas, Inc., Series 2024B, RB,
5.00%, 03/01/27 ................. 285 293,704
Metropolitan Atlanta Rapid Transit Authority
Series 2017D , RB , 4.00% , 07/01/27 ..... 675 695,456
Series 2015C , RB , 5.00% , 07/01/27 ..... 475 489,464
Series 2023B , RB , 5.00% , 07/01/27 ..... 115 121,179
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 205 217,210
Municipal Electric Authority of Georgia
Series 2024A , RB , 5.00% , 01/01/27 ..... 55 57,059
Series 2020A , RB , 5.00% , 11/01/27 ..... 775 815,920
Richmond County Hospital Authority, Series
2016, RB, 5.00%, 01/01/27 .......... 150 153,966
State of Georgia
Series 2023C , GO , 4.00% , 01/01/27 ..... 115 117,903
Series 2016F , GO , 5.00% , 01/01/27 ..... 290 302,690
Series 2016A , GO , 5.00% , 02/01/27 ..... 150 153,339
Series 2017A-1 , GO , 5.00% , 02/01/27 .... 485 506,846
Series 2016F , GO , 5.00% , 07/01/27 ..... 480 500,687
Series 2018A , GO , 5.00% , 07/01/27 ..... 200 210,805
Series 2020A , GO , 5.00% , 08/01/27 ..... 615 649,319
Series 2016E , GO , 5.00% , 12/01/27 ..... 700 728,110
Series 2017A-2 , GO , 5.00% , 02/01/28 .... 300 312,867
Series 2016F , GO , 5.00% , 07/01/28 ..... 835 869,062
Series 2017A , GO , 5.00% , 02/01/29 ..... 175 182,363
Series 2017C , GO , 5.00% , 07/01/29 ..... 225 236,330
11,990,200
Hawaii — 1.1%
City & County Honolulu Wastewater System
Series A , RB , 5.00% , 07/01/27 ......... 305 307,637
Series B , RB , 5.00% , 07/01/27 ......... 480 494,539
City & County of Honolulu
Series 2020C , GO , 4.00% , 07/01/27 ..... 125 128,529
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series 2020F , GO , 5.00% , 07/01/27 ..... USD 360 $ 379,276
Series 2019C , GO , 4.00% , 08/01/27 ..... 395 406,993
Series 2018A , GO , 5.00% , 09/01/27 ..... 175 184,979
Series D , GO , 5.00% , 09/01/27 ........ 495 523,226
Series B , GO , 5.00% , 10/01/27 ........ 180 182,570
Series C , GO , 5.00% , 10/01/27 ........ 125 132,342
Series 2022A , GO , 5.00% , 11/01/27 ..... 550 583,246
County of Hawaii, Series C, GO,
5.00%, 09/01/27 ................. 175 179,036
County of Maui, Series 2021, GO,
5.00%, 03/01/27 ................. 135 141,084
State of Hawaii
Series 2016FB , GO , 5.00% , 04/01/27 .... 210 215,352
Series FE , GO , 5.00% , 10/01/27 ....... 470 486,677
Series FH , GO , 5.00% , 10/01/27 ....... 300 310,645
Series FN , GO , 5.00% , 10/01/27 ....... 220 232,689
Series FK , GO , 5.00% , 05/01/28 ....... 260 272,413
State of Hawaii Airports System, Series 2018B,
RB, 5.00%, 07/01/27 .............. 200 210,019
5,371,252
Idaho — 0.3%
Idaho Housing & Finance Association
Series 2017A , RB , 5.00% , 07/15/27 ..... 770 810,177
Series 2023A , RB , 5.00% , 08/15/27 ..... 160 168,816
Idaho State Building Authority, Series 2024A,
RB, 5.00%, 06/01/27 .............. 500 525,429
1,504,422
Illinois — 4.8%
Chicago Midway International Airport, Series
2023B, RB, 5.00%, 01/01/27 (BAM) ..... 250 260,259
Chicago O'Hare International Airport
Series 2020B , RB , 5.00% , 01/01/27 ..... 470 488,040
Series 2024F , RB , 5.00% , 01/01/27 ..... 1,000 1,038,382
Series C , RB , 5.00% , 01/01/27 ......... 105 109,030
Series F , RB , 5.25% , 01/01/27 ......... 170 177,309
Series A , RB , 5.00% , 01/01/28 ......... 445 460,586
Series D , RB , 5.25% , 01/01/28 ......... 345 358,737
Chicago Transit Authority Capital Grant Receipts,
Series 2021, RB, 5.00%, 06/01/27 ...... 225 234,826
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/27 . 500 526,167
City of Chicago
Series 2004 , RB , 5.00% , 11/01/27 ...... 220 227,003
Series 2017 , RB , 5.00% , 11/01/27 ...... 140 147,315
Series 2017 , RB , 5.00% , 11/01/28 ...... 120 126,004
City of Springfield, Series 2024, RB,
5.00%, 03/01/27 (BAM) ............ 500 520,247
Du Page Cook & Will Counties Community
College District No. 502, Series 2019, GO,
3.00%, 01/01/29 ................. 570 561,388
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/27 .......... 145 152,851
Illinois Finance Authority
Series 2017 , RB , 5.00% , 01/01/27 ...... 565 588,864
Series 2017 , RB , 5.00% , 07/01/27 ...... 580 602,917
Series 2020 , RB , 5.00% , 07/01/27 ...... 645 678,269
Series 2017 , RB , 5.00% , 07/01/29 ...... 915 949,647
Illinois State Toll Highway Authority
Series 2016B , RB , 5.00% , 01/01/27 ..... 125 128,713
Series 2018A , RB , 5.00% , 01/01/27 ..... 1,130 1,176,226
Series 2019B , RB , 5.00% , 01/01/27 ..... 1,330 1,384,408
Series 2019C , RB , 5.00% , 01/01/27 ..... 545 567,295

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Lake County School District No. 112 North
Shore, Series 2019, GO, 5.00%, 06/01/27 . USD 110 $ 115,411
Metropolitan Water Reclamation District
of Greater Chicago, Series A, GO,
5.00%, 12/01/27 ................. 205 212,158
Regional Transportation Authority
Series 2017A , RB , 5.00% , 07/01/28 ..... 130 136,024
Series 2017A , RB , 5.00% , 07/01/29 ..... 185 193,479
Sales Tax Securitization Corp.
Series 2017A , RB , 5.00% , 01/01/27 ..... 235 243,000
Series 2018C , RB , 5.00% , 01/01/27 ..... 140 144,766
State of Illinois
Series 2016 , GO , 5.00% , 02/01/27 ...... 1,095 1,133,264
Series 2021A , GO , 5.00% , 03/01/27 ..... 925 958,514
Series 2021B , GO , 5.00% , 03/01/27 ..... 265 274,601
Series 2022A , GO , 5.00% , 03/01/27 ..... 375 388,587
Series 2022B , GO , 5.00% , 03/01/27 ..... 635 658,007
Series 2023C , GO , 5.00% , 05/01/27 ..... 725 753,126
Series 2024B , GO , 5.00% , 05/01/27 ..... 970 1,007,631
Series 2016 , GO , 5.00% , 06/01/27 ...... 220 225,104
Series 2023D , GO , 5.00% , 07/01/27 ..... 540 562,331
Series 2019B , GO , 5.00% , 09/01/27 ..... 785 819,451
Series 2018A , GO , 5.00% , 10/01/27 ..... 845 883,078
Series 2018B , GO , 5.00% , 10/01/27 ..... 325 339,645
Series 2017D , GO , 5.00% , 11/01/27 ..... 1,785 1,867,599
Series 2021A , GO , 5.00% , 12/01/27 ..... 405 424,231
Series 2017D , GO , 5.00% , 11/01/28 ..... 1,010 1,055,674
State of Illinois Sales Tax
Series 2018A , RB , 5.00% , 06/15/27 ( BAM ) 300 312,972
Series 2021C , RB , 5.00% , 06/15/27 ..... 435 452,685
24,625,821
Indiana — 1.1%
City of Indianapolis Department of Public
Utilities Gas Utility, Series 2017A, RB,
5.00%, 08/15/27 ................. 190 200,135
City of Indianapolis Department of Public
Utilities Water System, Series 2018A, RB,
5.00%, 10/01/27 ................. 150 158,059
Indiana Finance Authority
Series 2018A , RB , 5.00% , 02/01/27 ..... 290 302,775
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 292,335
Series 2019E , RB , 5.00% , 02/01/27 ..... 120 125,262
Series 2021B , RB , 5.00% , 02/01/27 ..... 370 386,226
Series E , RB , 5.00% , 02/01/27 ......... 160 165,103
Series 2016C , RB , 5.00% , 06/01/27 ..... 705 732,313
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,185 1,252,096
Series 2021-2 , RB , 5.00% , 10/01/27 ..... 290 305,428
Indiana Municipal Power Agency, Series 2025A,
RB, 5.00%, 01/01/27 (AGC) .......... 750 779,117
Indiana University
Series Z-1 , RB , 4.00% , 08/01/27 ....... 510 523,972
Series Y , RB , 5.00% , 08/01/29 ......... 230 241,163
Indianapolis Local Public Improvement Bond
Bank, Series 2017A, RB, 5.00%, 01/15/29 . 375 389,953
5,853,937
Iowa — 0.5%
City of Des Moines
Series 2019A , GO , 5.00% , 06/01/27 ..... 180 189,104
Series 2020A , GO , 5.00% , 06/01/27 ..... 200 210,116
Series 2020D , GO , 5.00% , 06/01/27 ..... 185 194,357
Series 2023A , GO , 6.00% , 06/01/27 ..... 520 557,946
County of Polk, Series 2019, GO,
4.00%, 06/01/27 ................. 200 200,751
Security
Par (000)
Par (000) Value
Iowa (continued)
Iowa Finance Authority
Series 2017 , RB , 5.00% , 08/01/27 ...... USD 305 $ 321,476
Series 2021A , RB , 5.00% , 08/01/27 ..... 100 105,402
State of Iowa
Series 2016A , RB , 5.00% , 06/01/27 ..... 130 133,692
Series 2016 , RB , 5.00% , 06/15/27 ...... 380 390,998
State of Iowa Board of Regents, Series S U I
2021A, RB, 5.00%, 09/01/27 ......... 200 210,667
2,514,509
Kansas — 0.5%
County of Johnson, Series 2018A, GO,
5.00%, 09/01/27 ................. 305 320,826
State of Kansas Department of Transportation
Series 2015B , RB , 5.00% , 09/01/27 ..... 785 794,632
Series 2017A , RB , 5.00% , 09/01/27 ..... 200 211,041
Series 2024A , RB , 5.00% , 09/01/27 ..... 300 316,562
Series 2018A , RB , 5.00% , 09/01/28 ..... 625 656,860
Series 2018A , RB , 5.00% , 09/01/29 ..... 145 152,068
2,451,989
Kentucky — 0.3%
Kentucky Asset Liability Commission, Series
2015A, RB, 5.00%, 09/01/27 ......... 100 101,072
Kentucky State Property & Building Commission
Series B , RB , 5.00% , 05/01/27 ......... 200 209,376
Series A , RB , 5.00% , 10/01/27 ......... 70 73,814
Series 2024B , RB , 5.00% , 11/01/27 ..... 415 438,494
Kentucky Turnpike Authority, Series B, RB,
5.00%, 07/01/27 ................. 355 373,065
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 150 157,108
1,352,929
Louisiana — 1.0%
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/27 ..... 615 642,969
Series 2021A , GO , 5.00% , 03/01/27 ..... 300 313,643
Series 2017A , GO , 5.00% , 04/01/27 ..... 305 319,394
Series 2016B , GO , 5.00% , 08/01/27 ..... 335 345,440
Series 2016A , GO , 5.00% , 09/01/27 ..... 240 247,841
Series 2019A , RB , 5.00% , 09/01/27 ..... 400 422,297
Series 2021 , RB , 5.00% , 09/01/27 ...... 765 807,643
Series 2023 , RB , 5.00% , 09/01/27 ...... 180 190,034
Series 2017-B , GO , 5.00% , 10/01/27 .... 570 602,575
Series 2024C , GO , 5.00% , 12/01/27 ..... 500 530,240
Series 2017A , GO , 5.00% , 04/01/28 ..... 220 229,720
Series 2017-B , GO , 5.00% , 10/01/29 .... 190 198,986
State of Louisiana Gasoline & Fuels Tax, Series
B, RB, 5.00%, 05/01/27 ............ 280 293,694
5,144,476
Maine — 0.7%
Maine Municipal Bond Bank
Series 2020A , RB , 5.00% , 09/01/27 ..... 250 263,348
Series 2017A , RB , 5.00% , 11/01/27 ..... 295 305,917
Series 2018A , RB , 5.00% , 11/01/27 ..... 140 148,416
Series 2018B , RB , 5.00% , 11/01/27 ..... 355 376,341
Series 2019A , RB , 5.00% , 11/01/27 ..... 110 116,613
Series C , RB , 5.00% , 11/01/27 ......... 540 572,463
Maine State Housing Authority, Series 2022F,
RB, 3.40%, 11/15/27 .............. 125 126,018
Maine Turnpike Authority
Series 2015 , RB , 5.00% , 07/01/27 ...... 125 125,998

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2022 , RB , 5.00% , 07/01/27 ...... USD 155 $ 163,106
State of Maine
Series 2018D , GO , 5.00% , 06/01/27 ..... 710 746,896
Series 2019B , GO , 5.00% , 06/01/27 ..... 230 241,952
Series 2021B , GO , 5.00% , 06/01/27 ..... 265 278,771
3,465,839
Maryland — 2.9%
City of Baltimore, Series 2017A, GO,
5.00%, 10/15/27 ................. 120 127,015
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/27 ...... 250 262,120
Series 2022 , GO , 5.00% , 04/01/27 ...... 200 209,696
Series 2017 , GO , 3.00% , 10/01/27 ...... 100 100,019
Series 2020 , GO , 5.00% , 10/01/27 ...... 235 248,864
Series 2018 , GO , 5.00% , 10/01/28 ...... 315 332,540
Series 2018 , GO , 5.00% , 10/01/29 ...... 255 268,619
County of Baltimore
Series 2016 , GO , 5.00% , 02/01/27 ...... 165 168,573
Series 2019 , GO , 5.00% , 03/01/27 ...... 270 282,614
Series 2020 , GO , 5.00% , 08/01/27 ...... 250 263,889
County of Charles, Series 2019, GO,
5.00%, 10/01/27 ................. 200 211,799
County of Howard
Series 2017A , GO , 5.00% , 02/15/27 ..... 190 198,672
Series 2017C , GO , 5.00% , 02/15/27 ..... 120 125,477
Series 2017E , GO , 5.00% , 02/15/27 ..... 650 679,669
Series 2017B , GO , 5.00% , 02/15/28 ..... 460 479,989
Series 2017B , GO , 5.00% , 02/15/30 ..... 160 166,406
County of Montgomery
Series 2021A , GO , 5.00% , 08/01/27 ..... 235 248,056
Series 2017C , GO , 5.00% , 10/01/27 ..... 150 158,850
Series 2020B , GO , 4.00% , 11/01/27 ..... 455 470,304
Series 2017A , GO , 5.00% , 11/01/27 ..... 195 206,840
Series 2017C , GO , 5.00% , 10/01/28 ..... 135 142,517
Series 2017D , GO , 4.00% , 11/01/28 ..... 165 169,901
County of Prince George's
Series 2018A , GO , 5.00% , 07/15/27 ..... 525 553,670
Series 2019A , GO , 5.00% , 07/15/27 ..... 440 464,028
Series 2017A , GO , 3.00% , 09/15/27 ..... 50 50,167
Series 2020B , GO , 5.00% , 09/15/27 ..... 525 555,491
Maryland Health & Higher Educational
Facilities Authority, Series 2025A, RB,
5.00%, 07/01/27
(c)
................ 500 523,757
State of Maryland
Series 2017 , GO , 5.00% , 03/15/27 ...... 410 429,492
Series 2017A , GO , 5.00% , 08/01/27 ..... 560 591,111
Series 2018-2B , GO , 5.00% , 08/01/27 .... 165 174,167
Series 2020-2B , GO , 5.00% , 08/01/27 .... 840 886,667
Series 2A , GO , 5.00% , 08/01/27 ....... 305 321,945
Series 2017 , GO , 5.00% , 03/15/28 ...... 570 595,704
Series 2017A , GO , 5.00% , 08/01/28 ..... 150 157,878
Series 2017A , GO , 5.00% , 08/01/29 ..... 480 504,023
State of Maryland Department of Transportation
Series 2016 , RB , 4.00% , 09/01/27 ...... 85 87,547
Series 2017 , RB , 5.00% , 09/01/27 ...... 480 507,222
Series 2018 , RB , 5.00% , 10/01/27 ...... 300 310,685
Series 2019 , RB , 5.00% , 10/01/27 ...... 475 502,746
Series 2021A , RB , 5.00% , 10/01/27 ..... 545 576,835
Series 2018 , RB , 5.00% , 12/01/27 ...... 110 113,954
Series 2021B , RB , 5.00% , 12/01/27 ..... 250 265,456
Series 2022A , RB , 5.00% , 12/01/27 ..... 165 175,201
Series 2017 , RB , 5.00% , 09/01/28 ...... 345 363,559
Series 2019 , RB , 5.00% , 10/01/28 ...... 205 216,349
Security
Par (000)
Par (000) Value
Maryland (continued)
Washington Suburban Sanitary Commission
Series 2017 , RB , 3.00% , 06/01/27 ( GTD ) .. USD 225 $ 225,656
Series 2019 , RB , 5.00% , 06/01/27 ( GTD ) .. 225 236,703
Series 2017 , RB , 5.00% , 06/15/28 ( GTD ) .. 115 120,751
15,033,193
Massachusetts — 1.9%
City of Boston
Series 2017A , GO , 5.00% , 04/01/27 ..... 525 553,034
Series 2018A , GO , 5.00% , 05/01/27 ..... 95 100,259
Series 2020A , GO , 5.00% , 11/01/27 ..... 115 122,700
City of Waltham, GO, 5.00%, 10/15/27 ..... 100 106,432
Commonwealth of Massachusetts
Series 2019A , GO , 5.00% , 01/01/27 ..... 440 458,752
Series 2019C , GO , 5.00% , 05/01/27 ..... 455 478,339
Series 2019F , GO , 5.00% , 05/01/27 ..... 145 152,438
Series 2016B , GO , 5.00% , 07/01/27 ..... 315 332,296
Series 2017D , GO , 5.00% , 07/01/27 ..... 790 833,377
Series 2020D , GO , 5.00% , 07/01/27 ..... 610 643,493
Series 2018C , GO , 5.00% , 09/01/27 ..... 855 904,998
Series 2019G , GO , 5.00% , 09/01/27 ..... 400 423,391
Series 2017E , GO , 5.00% , 11/01/27 ..... 710 754,017
Series 2020E , GO , 5.00% , 11/01/27 ..... 105 111,510
Commonwealth of Massachusetts Federal
Highway Grant Anticipation Note
Series 2017A , RB , 5.00% , 06/15/27 ..... 405 415,860
Series 2019A , RB , 5.00% , 06/15/27 ..... 540 554,480
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/27 ..... 555 585,903
Series 2017A-2 , RB , 5.00% , 07/01/28 .... 155 162,735
Massachusetts Clean Water Trust (The)
Series 19 , RB , 5.00% , 02/01/27 ........ 135 137,925
Series 23B , RB , 5.00% , 02/01/27 ....... 720 752,146
Series 2006 , RB , 5.25% , 08/01/27 ...... 25 26,619
Massachusetts School Building Authority, Series
2015C, RB, 5.00%, 08/15/27 ......... 245 247,851
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2018A , RB , 5.00% , 01/01/27 ..... 400 417,275
Series 2019A , RB , 5.00% , 01/01/27 ..... 260 271,180
Massachusetts Water Resources Authority,
Series B, RB, 5.00%, 08/01/29 ........ 135 142,121
University of Massachusetts Building Authority,
Series 2021-1, RB, 5.00%, 11/01/27 ..... 65 68,961
9,758,092
Michigan — 1.4%
Great Lakes Water Authority Water Supply
System, Series 2018A, RB, 5.00%, 07/01/27 245 257,110
Karegnondi Water Authority, Series 2024, RB,
5.00%, 11/01/27 (BAM) ............. 160 168,880
Michigan Finance Authority
Series 2017MI , RB , 5.00% , 12/01/27 .... 100 104,476
Series 2017MI , RB , 5.00% , 12/01/28 .... 295 307,819
Michigan State Building Authority
Series 2015I , RB , 5.00% , 04/15/27 ...... 290 293,910
Series 2019I , RB , 5.00% , 04/15/27 ...... 70 73,219
Series 2020I , RB , 5.00% , 10/15/27 ...... 670 707,338
Michigan State University, Series 2023A, RB,
5.00%, 02/15/27 ................. 310 323,697
State of Michigan
Series 2016 , RB , 5.00% , 03/15/27 ...... 2,595 2,708,435
Series 2017A , GO , 5.00% , 05/01/27 ..... 410 429,120

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan (continued)
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/27 ..... USD 815 $ 864,642
Series 2021B , RB , 5.00% , 11/15/27 ..... 65 68,959
University of Michigan
Series 2020A , RB , 5.00% , 04/01/27 ..... 350 367,106
Series 2017A , RB , 5.00% , 04/01/29 ..... 285 297,720
Wayne County Airport Authority, Series G, RB,
5.00%, 12/01/27 ................. 200 202,671
7,175,102
Minnesota — 2.2%
City of Minneapolis
Series 2017A , RB , 5.00% , 11/15/27 ..... 275 286,361
Series 2022 , GO , 5.00% , 12/01/27 ...... 170 180,377
Series 2017A , RB , 5.00% , 11/15/28 ..... 150 156,211
County of Hennepin
Series 2018A , GO , 5.00% , 12/01/27 ..... 470 499,348
Series 2018A , GO , 5.00% , 12/01/28 ..... 200 212,347
Series 2018A , GO , 5.00% , 12/01/29 ..... 120 127,331
Metropolitan Council
Series 2018D , GO , 3.00% , 03/01/27 ..... 200 199,880
Series 2019A , GO , 4.00% , 03/01/27 ..... 300 303,644
Series 2017C , GO , 5.00% , 03/01/27 ..... 130 135,966
Series 2018C , GO , 5.00% , 03/01/27 ..... 200 209,178
Series 2020E , GO , 5.00% , 12/01/27 ..... 205 217,571
Minneapolis-St Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/27 ......... 435 452,438
Series 2016C , RB , 5.00% , 01/01/28 ..... 165 171,246
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/27 ..... 635 649,494
Series 2023A , RB , 5.00% , 03/01/27 ..... 1,015 1,062,419
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/27 ..... 320 334,091
Series 2015D , GO , 5.00% , 08/01/27 ..... 595 600,237
Series 2016D , GO , 5.00% , 08/01/27 ..... 265 273,470
Series 2019A , GO , 5.00% , 08/01/27 ..... 585 617,355
Series 2019B , GO , 5.00% , 08/01/27 ..... 170 179,445
Series 2020A , GO , 5.00% , 08/01/27 ..... 645 680,834
Series 2023D , GO , 5.00% , 08/01/27 ..... 100 105,556
Series 2021A , GO , 5.00% , 09/01/27 ..... 1,300 1,374,461
Series 2017D , GO , 5.00% , 10/01/27 ..... 425 450,074
Series 2017E , GO , 5.00% , 10/01/27 ..... 100 105,900
Series 2017A , GO , 5.00% , 10/01/28 ..... 460 486,179
Series 2017B , GO , 5.00% , 10/01/28 ..... 100 105,691
Series 2017D , GO , 5.00% , 10/01/28 ..... 210 221,951
University of Minnesota
Series 2017A , RB , 5.00% , 09/01/27 ..... 225 237,532
Series 2017B , RB , 5.00% , 12/01/27 ..... 415 440,194
Series 2017B , RB , 5.00% , 12/01/28 ..... 185 195,584
Series 2017B , RB , 5.00% , 12/01/29 ..... 215 226,925
11,499,290
Mississippi — 0.6%
State of Mississippi
Series 2020B , GO , 5.00% , 09/01/27 ..... 165 174,240
Series 2015C , GO , 5.00% , 10/01/27 ..... 90 91,326
Series 2017A , GO , 5.00% , 10/01/27 ..... 175 185,093
Series 2016B , GO , 5.00% , 12/01/27 ..... 155 160,718
Series 2017A , GO , 5.00% , 10/01/28 ..... 655 690,437
Series 2017A , GO , 5.00% , 10/01/32 ..... 445 470,538
Series 2017A , GO , 5.00% , 10/01/34 ..... 1,000 1,057,388
2,829,740
Security
Par (000)
Par (000) Value
Missouri — 0.6%
Metropolitan St Louis Sewer District
Series 2017A , RB , 5.00% , 05/01/27 ..... USD 125 $ 131,191
Series 2020B , RB , 5.00% , 05/01/27 ..... 355 372,425
Series 2017A , RB , 5.00% , 05/01/28 ..... 395 413,654
Missouri Joint Municipal Electric Utility
Commission, Series 2024, RB,
5.00%, 01/01/27 ................. 135 139,833
Missouri State Board of Public Buildings
Series 2018A , RB , 5.00% , 04/01/27 ..... 345 354,472
Series 2020B , RB , 5.00% , 10/01/27 ..... 1,055 1,113,565
Missouri State Environmental Improvement &
Energy Resources Authority, Series 2015B,
RB, 5.00%, 01/01/27 .............. 345 348,102
2,873,242
Montana — 0.0%
State of Montana, Series 2020C, GO,
5.00%, 08/01/27 ................. 235 247,411
Nebraska — 0.7%
City of Lincoln, Series 2020A, RB,
5.00%, 09/01/27 ................. 510 537,099
City of Lincoln Electric System, Series 2016, RB,
5.00%, 09/01/27 ................. 345 360,334
City of Omaha
Series 2021 , GO , 5.00% , 04/15/27 ...... 150 157,126
Series B , GO , 5.00% , 04/15/27 ........ 220 230,452
Nebraska Public Power District
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 147,615
Series 2021A , RB , 5.00% , 01/01/27 ..... 75 78,082
Series B , RB , 5.00% , 01/01/27 ......... 100 104,110
Series C , RB , 5.00% , 01/01/27 ......... 145 147,615
Series B , RB , 5.00% , 01/01/28 ......... 70 72,901
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,265 1,291,767
Series 2017A , RB , 5.00% , 02/01/30 ..... 165 173,478
Public Power Generation Agency, Series 2024A,
RB, 5.00%, 01/01/27 .............. 135 140,213
University of Nebraska Facilities Corp. (The),
Series 2017A, RB, 5.00%, 07/15/27 ..... 250 263,034
3,703,826
Nevada — 2.3%
Clark County School District
Series 2015C , GO , 5.00% , 06/15/27 ..... 495 503,177
Series 2015D , GO , 5.00% , 06/15/27 ..... 235 239,105
Series 2016B , GO , 5.00% , 06/15/27 ..... 600 623,948
Series 2017A , GO , 5.00% , 06/15/27 ..... 215 225,351
Series 2018A , GO , 5.00% , 06/15/27 ..... 175 183,425
Series 2019B , GO , 5.00% , 06/15/27 ( AGM ) 205 215,110
Series 2023A , GO , 5.00% , 06/15/27 ..... 140 146,740
County of Clark
Series 2017 , GO , 5.00% , 06/01/27 ...... 140 147,120
Series 2015A , GO , 5.00% , 07/01/27 ..... 500 504,302
Series 2015C , RB , 5.00% , 07/01/27 ..... 350 367,616
Series 2016 , RB , 5.00% , 07/01/27 ...... 370 389,015
Series 2016B , RB , 5.00% , 07/01/27 ..... 280 294,256
Series 2017 , RB , 5.00% , 07/01/27 ...... 455 478,165
Series 2019E , RB , 5.00% , 07/01/27 ..... 845 887,531
Series 2020C , RB , 5.00% , 07/01/27 ..... 250 262,728
Series 2016B , GO , 5.00% , 11/01/27 ..... 650 673,842
Series 2019 , GO , 5.00% , 11/01/27 ...... 850 900,454
Series 2019A , GO , 5.00% , 12/01/27 ..... 140 148,546
County of Clark Department of Aviation, Series
2024A, RB, 5.00%, 07/01/27 ......... 1,000 1,050,332

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nevada (continued)
County of Washoe
Series 2018 , RB , 5.00% , 02/01/27 ...... USD 35 $ 36,400
Series 2019 , RB , 5.00% , 02/01/27 ...... 215 223,601
Las Vegas Valley Water District
Series 2018A , GO , 5.00% , 06/01/27 ..... 120 120,793
Series 2020C , GO , 5.00% , 06/01/27 ..... 140 147,023
Series A , GO , 5.00% , 06/01/27 ........ 355 357,345
Series 2017A , GO , 5.00% , 02/01/29 ..... 85 88,535
State of Nevada
Series 2015D , GO , 5.00% , 04/01/27 ..... 545 547,822
Series 2019A , GO , 5.00% , 05/01/27 ..... 285 299,257
Series 2019E , GO , 5.00% , 08/01/27 ..... 210 221,615
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/27 ...... 725 744,982
Series 2018 , RB , 5.00% , 12/01/27 ...... 100 106,104
Washoe County School District
Series 2017B , GO , 5.00% , 04/01/27 ..... 160 167,585
Series 2015A , GO , 5.00% , 06/01/27 ..... 125 125,896
Series 2018 , GO , 5.00% , 10/01/27 ( BAM ) . 50 52,884
Series 2019B , GO , 5.00% , 10/01/27 ..... 170 179,805
11,660,410
New Hampshire — 0.4%
New Hampshire Municipal Bond Bank
Series 2021B , RB , 5.00% , 02/15/27 ( ST
INTERCEPT ) .................. 55 57,456
Series 2016D , RB , 4.00% , 08/15/27 ..... 230 233,932
Series 2017B , RB , 5.00% , 08/15/27 ( ST
INTERCEPT ) .................. 105 110,780
Series 2021C , RB , 5.00% , 08/15/27 ..... 435 458,947
Series 2023B , RB , 5.00% , 08/15/27 ..... 170 179,358
New Hampshire State Turnpike System, Series
2019, RB, 5.00%, 11/01/27 .......... 90 95,239
State of New Hampshire
Series 2014A , GO , 5.00% , 03/01/27 ..... 35 35,066
Series 2017B , GO , 5.00% , 12/01/27 ..... 115 122,271
Series 2020A , GO , 5.00% , 12/01/27 ..... 255 271,123
Series 2020D , GO , 5.00% , 12/01/27 ..... 215 228,594
1,792,766
New Jersey — 2.8%
County of Essex, Series 2021B, GO,
4.00%, 08/15/27 (SCH BD RES FD) ..... 120 123,840
New Jersey Economic Development Authority
Series 2018FFF , RB , 5.00% , 06/15/27 .... 580 607,643
Series 2021QQQ , RB , 5.00% , 06/15/27 ... 690 722,886
Series XX , RB , 5.25% , 06/15/27 ........ 225 226,751
Series AAA , RB , 5.50% , 06/15/27 ....... 225 234,129
Series A , RB , 4.00% , 11/01/27 ......... 1,285 1,321,097
Series 2022A , RB , 5.00% , 11/01/27 ..... 165 173,865
Series A , RB , 5.00% , 11/01/27 ......... 1,460 1,539,235
Series B , RB , 5.00% , 11/01/27 ......... 145 152,948
New Jersey Educational Facilities Authority
Series 2022A , RB , 5.00% , 03/01/27 ..... 540 565,766
Series 2017I , RB , 5.00% , 07/01/27 ...... 285 300,658
New Jersey Infrastructure Bank, Series 2017A-
R1, RB, 4.00%, 09/01/27 (GTD) ....... 150 152,710
New Jersey Transportation Trust Fund Authority
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 350 358,628
Series 2021A , RB , 5.00% , 06/15/27 ..... 2,040 2,137,704
Series 2022AA , RB , 5.00% , 06/15/27 .... 1,185 1,241,755
Series 2023AA , RB , 5.00% , 06/15/27 .... 45 47,165
New Jersey Turnpike Authority
Series 2017A , RB , 5.00% , 01/01/27 ..... 100 104,148
Series 2017E , RB , 5.00% , 01/01/27 ..... 400 416,591
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2005A , RB , 5.25% , 01/01/27 ( AGM ) USD 725 $ 760,220
Series 2017A , RB , 5.00% , 01/01/29 ..... 210 217,901
Series 2017A , RB , 5.00% , 01/01/30 ..... 340 352,588
State of New Jersey
GO , 5.00% , 06/01/27 ............... 175 177,500
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,055 2,157,092
GO , 5.00% , 06/01/28 ............... 285 298,721
14,391,541
New Mexico — 0.9%
County of Santa Fe, Series 2017, RB,
3.00%, 06/01/27 ................. 250 250,132
New Mexico Finance Authority
Series 2017A , RB , 5.00% , 06/01/27 ..... 60 63,079
Series 2018A , RB , 5.00% , 06/01/27 ..... 315 331,166
Series 2020B , RB , 5.00% , 06/01/27 ..... 230 241,804
Series 2021C , RB , 5.00% , 06/01/27 ..... 350 367,962
Series 2018A , RB , 5.00% , 06/15/27 ..... 305 320,542
Series 2024A , RB , 5.00% , 06/15/27 ..... 1,000 1,050,958
State of New Mexico
Series 2019 , GO , 5.00% , 03/01/27 ...... 235 245,736
Series A , GO , 5.00% , 03/01/27 ........ 355 371,218
State of New Mexico Severance Tax Permanent
Fund
Series 2018A , RB , 5.00% , 07/01/27 ..... 470 494,378
Series 2020A , RB , 5.00% , 07/01/27 ..... 745 783,642
Series 2022B , RB , 5.00% , 07/01/27 ..... 310 326,079
4,846,696
New York — 9.3%
City of New York
Series 2024D , GO , 5.00% , 04/01/27 ..... 400 418,877
Series 2018F-1 , GO , 5.00% , 04/01/27 .... 150 157,079
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 131,759
Series A-2 , GO , 5.00% , 08/01/27 ....... 185 195,003
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 635 669,335
Series 2023C , GO , 5.00% , 08/01/27 ..... 1,110 1,170,018
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 210 221,355
Series 2021C , GO , 5.00% , 08/01/27 ..... 560 590,279
Series C , GO , 5.00% , 08/01/27 ........ 675 699,601
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 200 210,814
Series 2019E , GO , 5.00% , 08/01/27 ..... 255 268,788
Series 2018A , GO , 5.00% , 08/01/27 ..... 1,285 1,354,480
Series 2018-1 , GO , 5.00% , 08/01/27 ..... 575 606,090
Series 2017A , GO , 5.00% , 08/01/27 ..... 90 92,728
Series 2020C-1 , GO , 5.00% , 08/01/27 ... 330 347,843
Series 2023A, Sub-Series A-1 , GO ,
5.00% , 09/01/27 ................ 150 158,361
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 440 465,997
Series 2018A , GO , 5.00% , 08/01/28 ..... 495 520,469
Series C , GO , 5.00% , 08/01/28 ........ 770 801,899
Series 2018-1 , GO , 5.00% , 08/01/29 ..... 300 315,069
County of Nassau, Series 2018B, GO,
5.00%, 07/01/27 (AGM) ............ 400 422,550
Empire State Development Corp.
Series 2017A , RB , 5.00% , 03/15/27 ..... 100 104,817
Series 2020C , RB , 5.00% , 03/15/27 ..... 1,090 1,141,337
Series 2021A , RB , 5.00% , 03/15/27 ..... 235 246,141
Series 2017A , RB , 5.00% , 03/15/28 ..... 710 744,204
Series 2017A , RB , 5.00% , 03/15/29 ..... 355 372,102
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/27 ..... 445 466,936
Series 2017A , RB , 5.00% , 02/15/29 ..... 220 229,823
Long Island Power Authority
Series 2019A , RB , 5.00% , 09/01/27 ..... 310 328,137

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2023F , RB , 5.00% , 09/01/27 ..... USD 250 $ 264,626
Metropolitan Transportation Authority
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 475 431,278
Series 2016D , RB , 5.00% , 11/15/27 ..... 305 314,724
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 385 406,612
Series 2017D , RB , 5.00% , 11/15/27 ..... 100 105,614
Series 2020E , RB , 5.00% , 11/15/27 ..... 1,500 1,584,204
Series A-1 , RB , 5.00% , 11/15/27 ....... 70 71,617
Series A-2 , RB , 5.00% , 11/15/27 ....... 50 51,594
Series C-1 , RB , 5.00% , 11/15/27 ....... 330 334,325
Series A-2 , RB , 5.00% , 11/15/29 ....... 250 259,621
Metropolitan Transportation Authority Dedicated
Tax Fund
Series 2024A , 5.00% , 11/15/27 ........ 100 106,027
Series B-1 , RB , 5.00% , 11/15/27 ....... 100 103,523
Series B-2 , RB , 5.00% , 11/15/27 ....... 305 318,875
New York City Municipal Water Finance Authority
Series 2015FF , RB , 5.00% , 06/15/27 .... 80 80,686
Series 2015HH , RB , 5.00% , 06/15/27 .... 165 166,259
Series 2020AA , RB , 5.00% , 06/15/27 .... 830 875,793
Series 2020DD-2 , RB , 5.00% , 06/15/27 ... 840 855,124
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 835 850,034
New York City Transitional Finance Authority
Series 2020C, Sub-Series  C-1 , RB ,
5.00% , 05/01/27 ................ 35 36,719
Series 2020C, Sub-Series C-1 , RB ,
5.00% , 05/01/27 ................ 65 68,265
Series 2024B , RB , 5.00% , 05/01/27 ..... 125 131,278
Series 2023A, Sub-Series A-1 , RB ,
5.00% , 08/01/27 ................ 435 458,649
New York City Transitional Finance Authority
Building Aid
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 158,554
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... 400 422,810
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 260 274,826
Series S-1 , RB , 5.00% , 07/15/28 ( SAW ) .. 340 358,377
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 380 399,978
New York City Transitional Finance Authority
Future Tax Secured
Series 2023F, Sub-Series F-1 , RB ,
5.00% , 02/01/27 ................ 275 287,496
Series 2017A-1 , RB , 4.00% , 05/01/27 .... 200 202,326
Series 2017F-1 , RB , 4.00% , 05/01/27 .... 65 66,830
Series 2018B-1 , RB , 5.00% , 08/01/27 .... 270 284,993
Series 2015C , RB , 5.00% , 11/01/27 ..... 735 738,903
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,345 1,426,631
Series 2021F-1 , RB , 5.00% , 11/01/27 .... 685 726,574
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 130 137,890
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 1,000 1,060,692
Series C , RB , 5.00% , 11/01/27 ......... 335 350,169
Series 2018B-1 , RB , 5.00% , 08/01/28 .... 190 198,991
Series 2018B-1 , RB , 5.00% , 08/01/29 .... 400 418,638
Series 2018-1 , RB , 5.00% , 11/01/29 ..... 240 252,216
Series C , RB , 5.00% , 11/01/29 ......... 395 411,650
New York Power Authority, Series 2022A, RB,
5.00%, 11/15/27 (AGM) ............ 505 537,858
New York State Dormitory Authority
Series 2016A , RB , 5.00% , 02/15/27 ..... 140 144,972
Series 2016D , RB , 5.00% , 02/15/27 ..... 340 352,076
Series 2017B-1 , RB , 5.00% , 02/15/27 .... 440 460,588
Series 2015B , RB , 5.00% , 03/15/27 ..... 400 405,772
Series 2022A , RB , 5.00% , 03/15/27 ..... 275 288,006
Series 2019A , RB , 5.00% , 03/15/27 ..... 720 754,989
Security
Par (000)
Par (000) Value
New York (continued)
Series 2018E , RB , 5.00% , 03/15/27 ..... USD 515 $ 540,027
Series 2018A , RB , 5.00% , 03/15/27 ..... 340 356,523
Series 2015A , RB , 5.00% , 07/01/27 ..... 215 216,887
Series 20171 , RB , 5.00% , 07/01/27 ..... 375 395,220
Series 2017A , RB , 5.00% , 07/01/27 ..... 185 194,946
Series G , RB , 5.00% , 10/01/27 ( SAW ) .... 100 103,601
Series B , RB , 5.00% , 10/01/27 ......... 180 184,839
Series 2017B-2 , RB , 5.00% , 02/15/28 .... 125 132,203
Series 2017A , RB , 5.00% , 03/15/28 ..... 220 230,691
Series 2017A , RB , 5.00% , 02/15/29 ..... 595 622,841
Series 2017A , RB , 5.00% , 02/15/30 ..... 535 556,710
Series 2017A , RB , 5.00% , 03/15/30 ..... 395 411,169
New York State Environmental Facilities Corp.
Series 2016A , RB , 5.00% , 06/15/27 ..... 150 154,216
Series 2019B , RB , 5.00% , 06/15/27 ..... 105 110,669
Series 2021A , RB , 5.00% , 06/15/27 ..... 370 389,977
Series 2022A , RB , 5.00% , 06/15/27 ..... 75 79,049
Series 2020B , RB , 5.00% , 10/15/27 ..... 150 159,167
Series 2017A , RB , 5.00% , 06/15/29 ..... 905 949,332
New York State Housing Finance Agency, Series
2022D-2, RB, VRDN, 3.10%, 11/01/27
(a)
.. 425 421,138
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/27 ......... 155 161,842
Series P , RB , 5.00% , 01/01/27 ......... 500 522,070
Series 2021A-1 , RB , 5.00% , 03/15/27 .... 400 419,008
Port Authority of New York & New Jersey
Series 189 , RB , 5.00% , 05/01/27 ....... 380 381,858
Series 194 , RB , 5.00% , 10/15/27 ....... 325 329,574
Series 230 , RB , 4.00% , 12/01/27 ....... 90 93,333
Series 243 , RB , 5.00% , 12/01/27 ....... 690 734,619
Series 2017 , RB , 5.00% , 11/15/29 ...... 235 247,440
State of New York
Series 2019A , GO , 5.00% , 03/01/27 ..... 100 104,875
Series 2023A , GO , 5.00% , 03/15/27 ..... 405 425,090
Town of Hempstead, Series 2019A, GO,
4.00%, 08/15/27 ................. 250 254,463
Triborough Bridge & Tunnel Authority
Series 2021C2 , RB , 5.00% , 05/15/27 .... 1,780 1,872,080
Series 2012B , RB , 0.00% , 11/15/27
(b)
.... 405 369,942
Series 2017C-1 , RB , 5.00% , 11/15/27 .... 950 1,009,997
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 370 390,881
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 195 206,005
Series 2023B-2 , RB , 5.00% , 11/15/27 .... 105 111,631
Series B , RB , 5.00% , 11/15/27 ......... 330 346,082
Utility Debt Securitization Authority
Series 2015 , RB , 5.00% , 06/15/27 ...... 140 141,058
Series 2016A , RB , 5.00% , 06/15/27 ..... 490 493,704
47,274,900
North Carolina — 2.4%
City of Charlotte
Series 2019A , GO , 5.00% , 06/01/27 ..... 540 568,187
Series 2021A , GO , 5.00% , 06/01/27 ..... 150 157,830
Series 2020 , RB , 5.00% , 12/01/27 ...... 250 265,666
City of Charlotte Water & Sewer System
Series 2015 , RB , 5.00% , 07/01/27 ...... 795 801,634
Series 2018 , RB , 5.00% , 07/01/27 ...... 75 79,048
Series 2020 , RB , 5.00% , 07/01/27 ...... 880 927,497
Series 2022A , RB , 5.00% , 07/01/27 ..... 175 184,445
City of Durham, Series 2018, RB,
5.00%, 04/01/27 ................. 145 151,961
City of Greensboro Combined Water & Sewer
System, Series B, RB, 5.00%, 12/01/27 ... 120 127,486
County of Forsyth, Series 2021A, RB,
5.00%, 04/01/27 ................. 135 141,481

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Guilford
Series 2017 , GO , 5.00% , 03/01/27 ...... USD 190 $ 198,907
Series 2017B , GO , 5.00% , 05/01/27 ..... 265 278,362
Series 2017B , GO , 5.00% , 05/01/28 ..... 100 104,734
County of Johnston, Series 2021, GO,
5.00%, 02/01/27 ................. 100 104,502
County of Mecklenburg
Series 2018 , GO , 5.00% , 03/01/27 ...... 240 251,301
Series 2019 , GO , 5.00% , 03/01/27 ...... 100 104,709
Series 2017A , GO , 5.00% , 04/01/27 ..... 325 340,882
Series 2017A , GO , 5.00% , 04/01/28 ..... 340 355,541
Series 2017A , GO , 4.00% , 04/01/30 ..... 160 162,545
County of Union Enterprise System, Series
2021, RB, 5.00%, 06/01/27 .......... 200 210,301
County of Wake
Series 2021 , RB , 5.00% , 03/01/27 ...... 215 224,813
Series 2021 , GO , 5.00% , 04/01/27 ...... 185 194,001
Series 2018A , RB , 5.00% , 08/01/27 ..... 750 790,699
Series 2019 , RB , 5.00% , 09/01/27 ...... 125 131,993
Series 2016A , RB , 5.00% , 12/01/27 ..... 150 155,447
Mecklenburg County Public Facilities Corp.,
Series 2017, RB, 5.00%, 02/01/27 ...... 140 146,220
North Carolina Medical Care Commission,
Series 2020A, RB, 5.00%, 07/01/27 ..... 535 557,507
North Carolina Municipal Power Agency No. 1,
Series A, RB, 5.00%, 01/01/27 ........ 205 208,234
State of North Carolina
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,530 1,532,263
Series 2019 , RB , 5.00% , 03/01/27 ...... 430 449,182
Series 2017B , RB , 5.00% , 05/01/27 ..... 630 661,064
Series 2020B , RB , 5.00% , 05/01/27 ..... 320 335,778
Series 2016B , GO , 5.00% , 06/01/27 ..... 225 231,642
Series 2019B , GO , 5.00% , 06/01/27 ..... 260 273,825
Series 2017B , RB , 5.00% , 05/01/28 ..... 485 507,958
Series 2017B , RB , 5.00% , 05/01/30 ..... 270 281,851
Town of Cary, Series 2021, GO, 5.00%, 09/01/27 125 132,185
12,331,681
Ohio — 2.4%
City of Columbus
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 380 397,345
Series 2016-4 , GO , 5.00% , 02/15/27 ..... 135 141,162
Series 2018A , GO , 5.00% , 04/01/27 ..... 190 199,212
Series 2022A , GO , 5.00% , 04/01/27 ..... 85 89,121
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 585 602,685
Series 2023A , GO , 5.00% , 08/15/27 ..... 620 654,943
Series 2016-4 , GO , 5.00% , 02/15/28 ..... 120 125,319
Series 2017-1 , GO , 5.00% , 04/01/28 ..... 335 354,117
County of Hamilton, Series 2016A, RB,
5.00%, 12/01/27 ................. 405 429,130
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/27 .......... 500 530,041
Ohio State University (The)
Series 2017 , RB , 5.00% , 12/01/27 ...... 150 158,854
Series 2020A , RB , 5.00% , 12/01/27 ..... 90 95,313
Series 2021A , RB , 5.00% , 12/01/27 ..... 470 497,744
Ohio Turnpike & Infrastructure Commission
Series 2018A , RB , 5.00% , 02/15/27 ..... 190 198,408
Series 2017A , RB , 5.00% , 02/15/30 ..... 200 208,698
Ohio Water Development Authority
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 155,870
Series 2019 , RB , 5.00% , 06/01/27 ...... 125 131,415
Series 2019A , RB , 5.00% , 06/01/27 ..... 225 236,547
Series 2016 , RB , 5.00% , 12/01/27 ...... 70 72,727
Series 2016B , RB , 5.00% , 12/01/27 ..... 365 379,218
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2019A , RB , 5.00% , 12/01/27 ..... USD 1,420 $ 1,507,474
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015B , RB , 5.00% , 06/01/27 ..... 310 315,323
Series 2017A , RB , 5.00% , 06/01/27 ..... 420 441,555
Series 2017A , RB , 5.00% , 12/01/27 ..... 545 572,509
Series 2020B , RB , 5.00% , 12/01/27 ..... 210 222,936
State of Ohio
Series 2016A , RB , 5.00% , 02/01/27 ..... 330 336,823
Series 2019A , GO , 5.00% , 03/01/27 ..... 275 287,791
Series 2021C , GO , 5.00% , 03/15/27 ..... 585 612,688
Series 2021A , GO , 5.00% , 05/01/27 ..... 135 141,753
Series U , GO , 5.00% , 05/01/27 ........ 495 519,762
Series 2019A , GO , 5.00% , 06/15/27 ..... 440 463,146
Series 2017C , GO , 5.00% , 08/01/27 ..... 450 474,889
Series 2015C , GO , 5.00% , 09/01/27 ..... 170 179,694
Series 2017B , RB , 5.00% , 10/01/27 ..... 230 242,949
Series 2016C , RB , 5.00% , 12/01/27 ..... 365 378,810
12,355,971
Oklahoma — 0.6%
Grand River Dam Authority, Series 2016A, RB,
5.00%, 06/01/27 ................. 800 828,385
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/27 .......... 270 278,065
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/27 ................. 120 125,121
Oklahoma Turnpike Authority
Series 2017D , RB , 5.00% , 01/01/27 ..... 770 800,915
Series 2017E , RB , 5.00% , 01/01/27 ..... 125 130,090
Series 2020A , RB , 5.00% , 01/01/27 ..... 180 187,329
Oklahoma Water Resources Board
Series 2020A , RB , 5.00% , 04/01/27 ..... 210 219,951
Series 2023 , RB , 5.00% , 04/01/27 ...... 125 130,923
University of Oklahoma (The), Series 2016B,
RB, 5.00%, 07/01/27 .............. 125 128,757
2,829,536
Oregon — 2.0%
City of Portland
Series 2021A , GO , 5.00% , 06/01/27 ..... 850 894,213
Series 2018B , GO , 5.00% , 06/15/27 ..... 380 400,079
City of Portland Sewer System
Series 2019A , RB , 5.00% , 03/01/27 ..... 265 277,106
Series 2018A , RB , 5.00% , 05/01/27 ..... 630 646,712
Series 2015B , RB , 5.00% , 06/01/27 ..... 175 176,229
Series 2016A , RB , 5.00% , 06/15/27 ..... 100 102,935
County of Multnomah
Series 2021A , GO , 5.00% , 06/15/27 ..... 615 647,496
GO , 5.00% , 06/01/29 ............... 245 257,140
Hillsboro School District No. 1J, Series 2017,
GO, 5.00%, 06/15/28 (GTD) .......... 205 215,044
Multnomah County School District No. 1
Portland, Series 2020, GO, 5.00%, 06/15/27
(GTD) ....................... 205 215,736
Multnomah County School District No. 40, Series
B, GO, 0.00%, 06/15/27 (GTD)
(b)
....... 200 184,793
Oregon State Lottery
Series 2015C , RB , 5.00% , 04/01/27 ( MO ) . 790 792,624
Series 2015D , RB , 5.00% , 04/01/27 ( MO ) . 210 210,698
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 250 257,338
Series 2018 , GO , 5.00% , 06/15/27 ...... 405 416,887
State of Oregon
Series 2019A , GO , 5.00% , 05/01/27 ..... 370 388,592

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2019N , GO , 5.00% , 05/01/27 ..... USD 500 $ 525,124
Series 2023A , GO , 5.00% , 05/01/27 ..... 775 813,942
Series F , GO , 5.00% , 05/01/27 ......... 205 210,514
Series C , GO , 5.00% , 06/01/27 ........ 215 226,183
Series 2015A , GO , 5.00% , 08/01/27 ..... 250 252,682
Series 2017H , GO , 5.00% , 08/01/27 ..... 125 131,944
Series 2019G , GO , 5.00% , 08/01/27 ..... 105 110,833
Series 2021K , GO , 5.00% , 11/01/27 ..... 60 63,643
Series I , GO , 5.00% , 08/01/28 ......... 245 258,097
State of Oregon Department of Transportation
Series 2024 , RB , 5.00% , 05/15/27 ...... 750 787,452
Series A , RB , 5.00% , 11/15/27 ......... 425 445,590
Series B , RB , 5.00% , 11/15/29 ......... 280 293,375
Tri-County Metropolitan Transportation District of
Oregon, Series 2017A, RB, 5.00%, 10/01/27 140 147,257
10,350,258
Pennsylvania — 3.4%
Allegheny County Higher Education Building
Authority
Series 2019A , RB , 5.00% , 08/01/27 ..... 210 221,138
Series 2022B , RB , 5.00% , 08/01/27 ..... 545 574,040
City of Philadelphia
Series 2017A , RB , 5.00% , 07/01/27 ..... 150 157,442
Series 2015A , GO , 5.00% , 08/01/27 ..... 605 611,039
Series 2015B , GO , 5.00% , 08/01/27 ..... 210 212,096
Series 2017A , GO , 5.00% , 08/01/27 ..... 525 550,124
Series 2024C , RB , 5.00% , 09/01/27 ( AGC ) 500 525,803
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,165 1,213,985
Series 2016-2 , GO , 5.00% , 01/15/27 ..... 540 563,160
Series 2016 , GO , 5.00% , 02/01/27 ...... 220 224,788
Series 1 , GO , 5.00% , 03/15/27 ........ 680 681,551
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 120 125,863
Series 2019 , GO , 5.00% , 07/15/27 ...... 1,300 1,369,029
Series 2016 , GO , 5.00% , 09/15/27 ...... 855 884,265
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 200 211,471
Series 2017 , GO , 5.00% , 01/01/28 ...... 945 980,379
Series 2016 , GO , 5.00% , 01/15/28 ...... 720 747,443
County of Montgomery, Series 2021A, GO,
5.00%, 01/01/27 ................. 35 36,498
County of Northampton, Series 2019A, GO,
4.00%, 10/01/27 ................. 150 152,402
Delaware County Authority, Series 2015, RB,
5.00%, 08/01/27 ................. 225 227,356
Delaware River Port Authority, Series 2022, RB,
5.00%, 01/01/27 ................. 95 98,848
Lower Merion School District, Series 2021, GO,
5.00%, 11/15/27 (SAW) ............ 335 355,405
Monroeville Finance Authority, Series 2012, RB,
5.00%, 02/15/27 ................. 145 150,735
Northampton County General Purpose Authority,
Series 2024A, RB, 5.00%, 11/15/27 ..... 300 317,448
Pennsylvania State University (The)
Series B , RB , 5.25% , 08/15/27 ......... 255 270,461
Series B , RB , 4.00% , 09/01/27 ......... 310 316,304
Series 2019A , RB , 5.00% , 09/01/27 ..... 75 79,158
Series A , RB , 5.00% , 09/01/27 ......... 120 121,374
Series B , RB , 5.00% , 09/01/27 ......... 170 171,947
Pennsylvania Turnpike Commission
Series 2016 , RB , 5.00% , 06/01/27 ...... 1,420 1,440,644
Series 2016B , RB , 5.00% , 06/01/27 ..... 320 328,001
Series B-2 , RB , 5.00% , 06/01/27 ....... 445 465,660
Series 2015B , RB , 5.00% , 12/01/27 ..... 105 106,656
Series 2018A-2 , RB , 5.00% , 12/01/27 .... 190 201,161
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2019A , RB , 5.00% , 12/01/27 ..... USD 150 $ 158,351
Series A-2 , RB , 5.00% , 12/01/27 ....... 275 291,154
Series A-2 , RB , 5.00% , 12/01/29 ....... 295 309,723
Pennsylvania Turnpike Commission Oil
Franchise Tax
Series 2021A , RB , 5.00% , 12/01/27 ..... 110 116,462
Series B , RB , 5.00% , 12/01/27 ......... 840 869,661
Philadelphia Gas Works Co., Series 14TH, RB,
5.00%, 10/01/27 ................. 200 206,116
Pittsburgh Water & Sewer Authority, Series
2017A, RB, 5.00%, 09/01/27 (AGM) ..... 155 163,394
Temple University-of The Commonwealth
System of Higher Education, Series 2025, RB,
5.00%, 04/01/27 (AGC)
(c)
............ 250 261,565
17,070,100
Rhode Island — 0.7%
Rhode Island Commerce Corp., Series 2016B,
RB, 5.00%, 06/15/27 .............. 530 544,828
Rhode Island Health & Educational Building
Corp.
Series 2016A , RB , 5.00% , 05/15/27 ..... 425 436,287
Series 2017A , RB , 5.00% , 09/01/29 ..... 375 394,509
State of Rhode Island
Series 2019E , GO , 5.00% , 01/15/27 ..... 775 807,489
Series 2019A , GO , 5.00% , 05/01/27 ..... 165 172,915
Series 2017B , GO , 5.00% , 08/01/27 ..... 380 400,151
Series 2017B , GO , 5.00% , 08/01/28 ..... 675 708,916
Series 2017B , GO , 5.00% , 08/01/29 ..... 60 62,927
3,528,022
South Carolina — 0.4%
City of Charleston Waterworks & Sewer System
Series 2019 , RB , 5.00% , 01/01/27 ...... 225 234,670
Series 2016B , RB , 5.00% , 01/01/30 ..... 105 108,998
City of Columbia Waterworks & Sewer System,
Series 2019A, RB, 5.00%, 02/01/27 ..... 135 140,998
County of Charleston, Series 2017C, GO,
4.00%, 11/01/28 (SAW) ............ 200 205,343
County of Horry, Series 2020A, GO,
5.00%, 03/01/27 (SAW) ............ 100 104,647
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 300 313,940
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/27 .............. 510 540,243
State of South Carolina, Series 2017A, GO,
5.00%, 04/01/27 (SAW) ............ 400 419,307
2,068,146
South Dakota — 0.0%
South Dakota Health & Educational Facilities
Authority, Series 2017, RB, 5.00%, 09/01/28 130 135,898
Tennessee — 1.7%
City of Clarksville, Series 2021A, RB,
5.00%, 02/01/27 ................. 145 151,298
City of Franklin, Series 2019C, GO,
5.00%, 06/01/27 ................. 235 247,158
City of Memphis, Series 2020, GO,
5.00%, 05/01/27 ................. 690 723,561
City of Memphis Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... 55 58,246
Series 2017 , RB , 5.00% , 12/01/28 ...... 270 285,419
County of Blount, Series 2016B, GO,
5.00%, 06/01/27 ................. 100 102,606

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tennessee (continued)
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/27 ..... USD 180 $ 187,394
Series 2018A , GO , 5.00% , 04/01/27 ..... 220 230,609
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 175 183,326
County of Rutherford, Series 2020, GO,
5.00%, 04/01/27 ................. 260 272,594
County of Shelby
Series 2017A , GO , 5.00% , 04/01/27 ..... 190 199,121
Series 2019A , GO , 5.00% , 04/01/27 ..... 305 319,642
Series 2020B , GO , 5.00% , 04/01/27 ..... 345 361,562
Series 2017A , GO , 5.00% , 04/01/29 ..... 310 323,261
County of Williamson
Series 2019 , GO , 5.00% , 04/01/27 ...... 150 157,266
Series 2021B , GO , 5.00% , 05/01/27 ..... 500 525,100
County of Wilson
Series 2018 , GO , 5.00% , 04/01/27 ...... 195 204,319
Series 2022 , GO , 5.00% , 04/01/28 ...... 115 120,035
Health Educational & Housing Facility Board of
the City of Memphis (The), Series 2024, RB,
VRDN, 3.25%, 05/01/27
(a)
........... 160 159,520
Metropolitan Government of Nashville &
Davidson County
Series 2016 , GO , 5.00% , 01/01/27 ...... 445 458,587
Series 2021A , RB , 5.00% , 05/15/27 ..... 150 157,313
Series 2024A , RB , 5.00% , 05/15/27 ..... 180 189,184
Series 2024B , RB , 5.00% , 05/15/27 ..... 615 646,380
Series 2017 , GO , 4.00% , 07/01/27 ...... 370 380,427
Series 2018 , GO , 5.00% , 07/01/27 ...... 320 336,812
State of Tennessee
Series B , GO , 5.00% , 08/01/27 ........ 265 273,780
Series 2021A , GO , 5.00% , 11/01/27 ..... 180 190,979
Tennessee State School Bond Authority
Series B , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 700 740,944
Series B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 415 437,227
8,623,670
Texas — 11.9%
Alamo Community College District
Series 2017 , GO , 5.00% , 08/15/27 ...... 315 332,253
Series 2021 , GO , 5.00% , 08/15/27 ...... 100 105,477
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/27 (PSF) ..... 675 704,943
Alvin Independent School District, Series 2016,
GO, 5.00%, 02/15/27 (PSF) .......... 105 107,410
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 315 328,973
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 125 130,545
Austin Community College District, Series
2016A, RB, 5.00%, 02/01/27 ......... 110 112,020
Austin Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ( PSF ) .. 150 154,740
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 540 568,117
Series 2020 , GO , 5.00% , 08/01/27 ( PSF ) .. 585 615,460
Series 2021 , GO , 5.00% , 08/01/27 ( PSF ) .. 250 263,017
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 660 694,365
Series 2023 , GO , 5.00% , 08/01/27 ...... 275 290,120
Barbers Hill Independent School District, Series
2024, GO, 5.00%, 02/15/27 (PSF) ...... 100 104,375
Board of Regents of the University of Texas
System
Series 2016E , RB , 5.00% , 08/15/27 ..... 430 453,567
Series 2016J , RB , 5.00% , 08/15/27 ..... 190 196,655
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2019A , RB , 5.00% , 08/15/27 ..... USD 125 $ 131,851
City of Austin
Series 2016 , GO , 5.00% , 09/01/27 ...... 500 515,481
Series 2017 , GO , 5.00% , 09/01/27 ...... 75 79,175
Series 2020 , GO , 5.00% , 09/01/27 ...... 425 448,656
Series 2017 , GO , 5.00% , 09/01/28 ...... 110 115,322
City of Austin Water & Wastewater System
Series 2017 , RB , 5.00% , 11/15/27 ...... 300 317,859
Series 2021 , RB , 5.00% , 11/15/27 ...... 115 121,846
Series 2017 , RB , 5.00% , 11/15/28 ...... 130 137,296
City of Dallas
Series 2023A , GO , 5.00% , 02/15/27 ..... 1,000 1,043,552
Series 2021 , RB , 4.00% , 08/15/27 ...... 150 151,369
City of Dallas Waterworks & Sewer System,
Series 2016A, RB, 5.00%, 10/01/27 ..... 205 210,892
City of Fort Worth, Series 2018, GO,
5.00%, 03/01/27 ................. 250 260,941
City of Fort Worth Water & Sewer System,
Series 2020A, RB, 5.00%, 02/15/27 ..... 495 516,359
City of Garland Electric Utility System, Series
2019A, RB, 5.00%, 03/01/27 ......... 115 119,704
City of Houston, Series 2017A, GO,
5.00%, 03/01/27 ................. 375 391,334
City of Houston Combined Utility System
Series 2017B , RB , 5.00% , 11/15/27 ..... 120 126,912
Series 2018D , RB , 5.00% , 11/15/27 ..... 105 111,048
Series 1998A , RB , 0.00% , 12/01/27 ( AGM )
(b)
215 196,155
City of San Antonio
GO , 5.00% , 02/01/27 ............... 200 208,673
Series 2023 , GO , 5.00% , 02/01/27 ...... 100 104,337
Series 2018 , GO , 5.00% , 08/01/27 ...... 125 131,656
Series 2019 , GO , 5.00% , 08/01/27 ...... 250 263,312
Series 2017 , GO , 5.00% , 08/01/28 ...... 150 157,127
City of San Antonio Electric & Gas Systems
Series 2017 , RB , 5.00% , 02/01/27 ...... 100 104,119
Series 2018 , RB , 5.00% , 02/01/27 ...... 160 166,590
Clear Creek Independent School District
Series 2021 , GO , 5.00% , 02/15/27 ( PSF ) .. 115 120,032
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 500 521,877
Clifton Higher Education Finance Corp., Series
2017, RB, 4.00%, 08/15/28 (PSF) ...... 1,000 1,017,010
College Station Independent School District
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 105 108,592
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 125 131,620
Comal Independent School District, Series 2020,
GO, 5.00%, 02/01/27 (PSF) .......... 230 240,111
Conroe Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 320 327,328
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 1,040 1,085,295
Series 2017 , GO , 5.00% , 02/15/30 ( PSF ) .. 145 151,033
County of Bexar
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,810 1,823,940
Series 2017 , GO , 5.00% , 06/15/27 ...... 180 185,143
Series 2018 , GO , 5.00% , 06/15/27 ...... 205 215,527
County of Fort Bend, Series B, GO,
5.00%, 03/01/27 ................. 375 383,635
County of Harris
Series 2016A , RB , 5.00% , 08/15/27 ..... 240 247,508
Series 2018A , RB , 5.00% , 08/15/27 ..... 115 121,129
Series 2022A , RB , 5.00% , 08/15/27 ..... 525 553,374
Series 2017A , GO , 5.00% , 10/01/27 ..... 150 158,639
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 700,367
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 175 182,586
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 475 495,592

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) USD 215 $ 224,320
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 220 229,537
Series 2024A , GO , 5.00% , 02/15/27 ( PSF ) 135 140,852
Series 2024B , GO , 5.00% , 02/15/27 ( PSF ) 500 521,675
Dallas Area Rapid Transit, Series 2019, RB,
5.00%, 12/01/27 ................. 1,435 1,520,096
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/27 ..... 365 385,433
Series 2020B , RB , 5.00% , 11/01/27 ..... 765 807,825
Dallas Independent School District
Series 2022 , GO , 5.00% , 02/15/27 ( PSF ) .. 385 401,845
Series 2023 , GO , 5.00% , 02/15/27 ( PSF ) .. 420 438,377
Denton Independent School District, Series
2023, GO, 5.00%, 08/15/27 (PSF) ...... 300 315,921
El Paso Independent School District, Series
2020, GO, 5.00%, 08/15/27 (PSF) ...... 420 442,921
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/27 ( PSF ) 455 474,541
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 195 203,375
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 180 189,688
Fort Worth Independent School District
Series 2015 , GO , 5.00% , 02/15/27 ( PSF ) .. 145 145,238
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 155 158,621
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 130 135,793
Frisco Independent School District, Series 2017,
GO, 4.00%, 08/15/29 (PSF) .......... 170 173,079
Garland Independent School District, Series A,
GO, 5.00%, 02/15/27 (PSF) .......... 160 160,241
Harris County Flood Control District, Series
2015A, RB, 5.00%, 10/01/27 ......... 395 401,545
Hays Consolidated Independent School District,
Series 2023, GO, 5.00%, 02/15/27 (PSF) .. 305 318,222
Katy Independent School District, Series D, GO,
5.00%, 02/15/27 (PSF) ............. 295 308,205
Keller Independent School District, Series 2020,
GO, 5.00%, 02/15/27 (PSF) .......... 365 380,897
Klein Independent School District, Series 2018,
GO, 5.00%, 02/01/27 (PSF) .......... 400 417,188
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/27 (PSF) . 500 521,776
Leander Independent School District, Series B,
GO, 0.00%, 08/15/27
(b)
............. 150 136,474
Lewisville Independent School District
Series 2016A , GO , 4.00% , 08/15/27 ( PSF ) 340 341,556
Series 2017 , GO , 5.00% , 08/15/27 ( PSF ) .. 240 247,480
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 715 754,021
Series 2024 , GO , 5.00% , 08/15/27 ( PSF ) .. 880 928,026
Lone Star College System, Series 2017A, GO,
5.00%, 08/15/28 ................. 160 166,811
Lower Colorado River Authority
Series 2021 , RB , 5.00% , 05/15/27 ...... 195 204,198
Series 2024 , RB , 5.00% , 05/15/27 ( AGM ) . 520 545,117
Mesquite Independent School District, Series
2018, GO, 5.00%, 08/15/29 (PSF) ...... 255 267,747
Metropolitan Transit Authority of Harris
County Sales & Use Tax, Series A, RB,
5.00%, 11/01/27 ................. 335 347,225
North East Independent School District, Series
2007, GO, 5.25%, 02/01/27 (PSF) ...... 260 272,064
North Texas Municipal Water District
Series 2016 , RB , 5.00% , 06/01/27 ...... 195 200,109
Series 2017 , RB , 5.00% , 06/01/27 ...... 160 167,723
North Texas Municipal Water District Upper East
Fork Wastewater Interceptor System, Series
2017, RB, 5.00%, 06/01/27 .......... 375 393,101
Security
Par (000)
Par (000) Value
Texas (continued)
North Texas Municipal Water District Water
System
Series 2019A , RB , 3.00% , 09/01/27 ..... USD 200 $ 200,260
Series 2015 , RB , 5.00% , 09/01/27 ...... 135 136,491
Series 2020 , RB , 5.00% , 09/01/27 ...... 595 626,615
Series 2021 , RB , 5.00% , 09/01/27 ...... 155 163,236
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/27 ..... 935 972,813
Series 2023A , RB , 5.00% , 01/01/27 ..... 500 520,221
Series 2024A , RB , 5.00% , 01/01/27 ..... 90 93,640
Series A , RB , 5.00% , 01/01/27 ......... 445 453,451
Series B , RB , 5.00% , 01/01/27 ......... 475 484,021
Northside Independent School District
Series 2016 , GO , 5.00% , 06/15/27 ( PSF ) .. 475 488,946
Series 2017 , GO , 4.00% , 08/15/27 ( PSF ) .. 200 202,206
Series 2018A , GO , 5.00% , 08/15/27 ( PSF ) 295 311,100
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,185 1,249,671
Northwest Independent School District, Series
2017, GO, 5.00%, 02/15/28 (PSF) ...... 205 215,705
Permanent University Fund - Texas A&M
University System
Series 2009A , RB , 5.00% , 07/01/27 ..... 525 529,880
Series 2009B , RB , 5.00% , 07/01/27 ..... 25 25,218
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 130 133,744
Series 2022A , RB , 5.00% , 07/01/27 ..... 345 363,045
Pflugerville Independent School District
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 1,220 1,273,627
Series 2023A , GO , 5.00% , 02/15/27 ..... 235 245,045
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 175 178,566
Series 2023 , GO , 5.00% , 02/15/27 ...... 215 224,234
Series 2025 , GO , 5.00% , 02/15/27 ( PSF )
(c)
490 510,794
Prosper Independent School District, Series
2022, GO, 5.00%, 02/15/27 (PSF) ...... 230 240,017
Round Rock Independent School District
Series 2017 , GO , 5.00% , 08/01/27 ...... 185 194,714
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 1,740 1,834,900
San Antonio Independent School District
Series 2019 , GO , 5.00% , 08/15/27 ( PSF ) .. 175 184,375
Series 2021 , GO , 5.00% , 08/15/27 ( PSF ) .. 245 258,125
San Antonio Water System
Series 2016C , RB , 5.00% , 05/15/27 ..... 320 330,167
Series 2020A , RB , 5.00% , 05/15/27 ..... 650 681,544
Series 2020C , RB , 5.00% , 05/15/27 ..... 285 298,831
Series 2021A , RB , 5.00% , 05/15/27 ..... 140 146,794
Series 2017A , RB , 5.00% , 05/15/30 ..... 255 265,748
Spring Branch Independent School District,
Series 2022, GO, 5.00%, 02/01/27 (PSF) .. 195 203,495
Spring Independent School District, Series
2017A, GO, 5.00%, 08/15/27 ......... 185 190,433
State of Texas
Series 2016A , GO , 5.00% , 04/01/27 ..... 205 210,118
Series 2015A , GO , 5.00% , 10/01/27 ..... 115 116,556
Series 2018A , GO , 5.00% , 10/01/27 ..... 405 428,252
Series 2024 , GO , 5.00% , 10/01/27 ...... 725 767,541
Series 2017A , GO , 5.00% , 10/01/28 ..... 105 110,323
Series B , GO , 5.00% , 10/01/29 ........ 290 304,272
Temple Independent School District, Series
2017, GO, 4.00%, 02/01/28 (PSF) ...... 100 102,027
Texas A&M University
Series 2016C , RB , 4.00% , 05/15/27 ..... 175 177,245
Series 2016E , RB , 4.00% , 05/15/27 ..... 790 800,433
Series 2017E , RB , 5.00% , 05/15/27 ..... 500 524,494

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2021A , RB , 5.00% , 05/15/27 ..... USD 250 $ 262,247
Series 2022 , RB , 5.00% , 05/15/27 ...... 230 241,267
Series 2017C , RB , 5.00% , 05/15/28 ..... 255 267,003
Series 2017E , RB , 5.00% , 05/15/29 ..... 105 109,742
Texas Department of Transportation State
Highway Fund
Series 2008 , RB , 5.25% , 04/01/27 ...... 270 284,136
Series 2016-A , RB , 5.00% , 10/01/27 ..... 150 155,347
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 250 260,271
Texas State University System
Series 2017A , RB , 5.00% , 03/15/27 ..... 550 573,930
Series 2019A , RB , 5.00% , 03/15/27 ..... 485 506,102
Series 2021A , RB , 5.00% , 03/15/27 ..... 140 146,091
Series A , RB , 5.00% , 03/15/27 ......... 260 260,624
Series 2017A , RB , 5.00% , 03/15/30 ..... 350 363,718
Texas Tech University System, Series 2017A,
RB, 5.00%, 02/15/27 .............. 190 198,242
Texas Water Development Board
Series 2016 , RB , 5.00% , 04/15/27 ...... 375 388,477
Series 2017A , RB , 5.00% , 04/15/27 ..... 130 136,261
Series 2020 , RB , 5.00% , 04/15/27 ...... 95 99,576
Series A , RB , 5.00% , 04/15/27 ......... 305 309,451
Series 2018 , RB , 5.00% , 08/01/27 ...... 65 68,527
Series 2020 , RB , 5.00% , 08/01/27 ...... 160 168,682
Series 2022 , RB , 5.00% , 08/01/27 ...... 85 89,613
Series 2018A , RB , 5.00% , 10/15/27 ..... 150 158,760
Series 2018B , RB , 5.00% , 10/15/27 ..... 85 89,964
Series A , RB , 5.00% , 10/15/27 ......... 190 192,773
Series 2017A , RB , 5.00% , 04/15/28 ..... 450 472,803
Series 2018 , RB , 5.00% , 08/01/29 ...... 675 706,102
Trinity River Authority Central Regional
Wastewater System, Series 2017, RB,
5.00%, 08/01/28 ................. 265 278,380
Trinity River Authority Denton Creek Wastewater
Treatment System, Series 2017, RB,
5.00%, 02/01/27 ................. 210 218,733
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/27 ..... 370 387,015
Series 2017A , RB , 5.00% , 04/15/30 ..... 605 629,604
Via Metropolitan Transit, Series 2017, RB,
5.00%, 07/15/28 ................. 105 109,365
60,558,543
Utah — 0.9%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 290 303,603
Canyons School District Local Building Authority,
Series 2021, RB, 5.00%, 06/15/27 ...... 460 482,901
City of Salt Lake City, Series 2022, RB,
5.00%, 02/01/27 ................. 190 198,541
Intermountain Power Agency, Series 2022A, RB,
5.00%, 07/01/27 ................. 325 338,765
Salt Lake City Corp., Series 2017, RB,
5.00%, 02/01/30 ................. 210 218,983
State of Utah
Series 2017 , GO , 5.00% , 07/01/27 ...... 375 390,677
Series 2019 , GO , 5.00% , 07/01/27 ...... 275 289,989
Series 2020 , GO , 5.00% , 07/01/27 ...... 505 532,525
Series 2018 , GO , 5.00% , 07/01/28 ...... 330 346,894
Series 2018 , GO , 5.00% , 07/01/29 ...... 170 178,419
University of Utah (The)
Series 2016A , RB , 5.00% , 08/01/27 ..... 280 283,097
Series 2017A , RB , 5.00% , 08/01/27 ( SAP ) . 225 237,100
Security
Par (000)
Par (000) Value
Utah (continued)
Utah Associated Municipal Power Systems,
Series 2017A, RB, 5.00%, 09/01/27 ..... USD 195 $ 204,173
Utah Water Finance Agency, Series 2017A, RB,
5.00%, 03/01/28 ................. 250 261,263
4,266,930
Vermont — 0.1%
State of Vermont
Series 2017B , GO , 5.00% , 08/15/27 ..... 100 105,832
Series 2019B , GO , 5.00% , 08/15/27 ..... 75 79,374
Vermont Municipal Bond Bank, Series 2024, RB,
5.00%, 12/01/27 ................. 500 529,650
714,856
Virginia — 2.9%
City of Alexandria, Series 2017C, GO,
5.00%, 07/01/27 (SAW) ............ 190 200,209
City of Norfolk
Series B , GO , 4.00% , 10/01/27 ........ 140 142,966
Series 2017C , GO , 5.00% , 09/01/31 ( SAW ) 270 282,721
City of Richmond
Series 2016A , RB , 5.00% , 01/15/27 ..... 180 183,621
Series 2017D , GO , 5.00% , 03/01/27 ( SAW ) 195 203,940
Series 2017B , GO , 5.00% , 07/15/27 ..... 270 284,468
Series 2017B , GO , 5.00% , 07/15/28 ..... 200 210,468
City of Virginia Beach, Series 2019B, GO,
5.00%, 07/15/27 (SAW) ............ 260 274,375
County of Arlington
Series 2019 , GO , 5.00% , 06/15/27 ...... 155 163,109
Series 2019B , GO , 5.00% , 08/15/27 ( SAW ) 115 121,417
County of Fairfax
Series 2016A , RB , 5.00% , 07/15/27 ..... 175 180,688
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 445 459,646
Series 2023A , GO , 4.00% , 10/01/27 ( SAW ) 210 216,912
County of Henrico
Series 2015 , GO , 5.00% , 08/01/27 ...... 100 105,501
Series 2017A , GO , 5.00% , 08/01/27 ..... 55 58,025
Series 2017B , GO , 5.00% , 08/01/27 ( SAW ) 250 263,752
Series 2020A , GO , 5.00% , 08/01/27 ( SAW ) 300 316,503
County of Loudoun
Series 2020A , GO , 5.00% , 12/01/27 ( SAW ) 700 743,669
Series 2021B , GO , 5.00% , 12/01/27 ..... 90 95,615
Fairfax County Industrial Development Authority,
Series 2022, RB, 5.00%, 05/15/27 ...... 265 277,847
Hampton Roads Sanitation District
Series 2017A , RB , 5.00% , 10/01/28 ..... 205 216,818
Series 2017A , RB , 5.00% , 10/01/29 ..... 210 221,740
Loudoun County Economic Development
Authority
Series 2016A , RB , 3.00% , 12/01/27 ..... 160 159,848
Series 2020A , RB , 5.00% , 12/01/27 ..... 200 211,804
Virginia College Building Authority
Series 2017C , RB , 5.00% , 02/01/27 ..... 255 266,014
Series 2017E , RB , 5.00% , 02/01/27 ..... 890 928,443
Series 2019C , RB , 5.00% , 02/01/27 ..... 1,130 1,178,809
Series 2021A , RB , 5.00% , 02/01/27 ..... 175 182,559
Series B , RB , 5.00% , 02/01/27 ......... 225 234,763
Series 2016A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 360 371,974
Series 2017A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 245 258,583
Series 2019A , RB , 5.00% , 09/01/27 ( ST
INTERCEPT ) .................. 125 131,930
Series 2017C , RB , 5.00% , 02/01/30 ..... 205 213,258

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Commonwealth Transportation Board
Series 2016 , RB , 5.00% , 03/15/27 ...... USD 165 $ 170,733
Series 2017A , RB , 5.00% , 05/15/27 ..... 745 782,843
Series 2019 , RB , 5.00% , 05/15/27 ...... 375 394,049
Series 2016 , RB , 5.00% , 09/15/27 ...... 195 201,838
Series 2017 , RB , 5.00% , 09/15/27 ...... 200 211,553
Series 2017A , RB , 5.00% , 05/15/29 ..... 320 337,929
Series 2017A , RB , 5.00% , 05/15/30 ..... 350 369,192
Virginia Public Building Authority
Series 2017A , RB , 4.00% , 08/01/27 ..... 135 138,927
Series B , RB , 5.00% , 08/01/27 ......... 705 728,867
Series 2017A , RB , 5.00% , 08/01/29 ..... 410 430,806
Series 2017A , RB , 4.00% , 08/01/31 ..... 70 71,936
Virginia Public School Authority
Series 2019C , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 140 147,563
Series 2020B , RB , 5.00% , 08/01/27 ( ST
INTERCEPT ) .................. 415 437,418
Series 2021C , RB , 5.00% , 08/01/27 ( SAW ) 140 147,563
Series 2020 , RB , 4.00% , 10/01/27 ( SAW ) . 100 103,239
Series 2019A , RB , 5.00% , 10/01/27 ( SAW ) 185 195,806
Series 2016 , RB , 4.00% , 02/01/29 ( ST
INTERCEPT ) .................. 370 378,210
Virginia Resources Authority
Series 2015D , RB , 5.00% , 11/01/27 ..... 300 304,886
Series 2019C , RB , 5.00% , 11/01/27 ..... 60 63,607
14,978,960
Washington — 4.4%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/27 .... 585 606,179
Series 2021S-1 , RB , 5.00% , 11/01/27 .... 525 555,448
City of Seattle
Series 2016 , RB , 5.00% , 04/01/27 ...... 270 276,725
Series 2016B , RB , 5.00% , 04/01/27 ..... 340 348,469
Series 2019A , GO , 5.00% , 05/01/27 ..... 340 357,084
Series 2015A , GO , 5.00% , 06/01/27 ..... 170 171,190
Series 2020A , RB , 5.00% , 07/01/27 ..... 225 236,832
Series 2022 , RB , 5.00% , 07/01/27 ...... 845 889,436
Series 2017C , RB , 5.00% , 09/01/27 ..... 190 200,640
Series 2016C , RB , 4.00% , 10/01/27 ..... 175 178,070
Series 2021A , GO , 5.00% , 12/01/27 ..... 390 414,353
City of Seattle Water System
Series 2015 , RB , 5.00% , 05/01/27 ...... 400 402,053
Series 2017 , RB , 5.00% , 08/01/27 ...... 155 161,753
Clark County Public Utility District No. 1 Electric,
Series 2024, RB, 5.00%, 01/01/27 ...... 200 208,164
Clark County School District No. 114 Evergreen,
Series 2019, GO, 5.00%, 12/01/27 (GTD) . 755 801,085
County of King
Series 2020A , RB , 5.00% , 01/01/27 ..... 105 109,566
Series 2016A , RB , 5.00% , 07/01/27 ..... 55 56,075
Series 2016B , RB , 5.00% , 07/01/27 ..... 880 905,791
Series 2019B , GO , 5.00% , 07/01/27 ..... 130 136,930
Series 2015E , GO , 5.00% , 12/01/27 ..... 305 310,391
Series 2021A , GO , 5.00% , 12/01/27 ..... 120 127,426
County of Snohomish, Series 2021A, GO,
5.00%, 12/01/27 ................. 245 259,543
Energy Northwest
Series 2015A , RB , 5.00% , 07/01/27 ..... 500 504,260
Series 2016-A , RB , 5.00% , 07/01/27 ..... 530 545,416
Series 2017-A , RB , 5.00% , 07/01/27 ..... 820 864,103
Series 2018C , RB , 5.00% , 07/01/27 ..... 505 532,161
Series 2020A , RB , 5.00% , 07/01/27 ..... 210 221,295
Series 2017A , RB , 5.00% , 07/01/28 ..... 805 844,585
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2017-A , RB , 5.00% , 07/01/29 ..... USD 330 $ 345,982
King County School District No. 210 Federal
Way, Series 2019, GO, 4.00%, 12/01/27
(GTD) ....................... 90 92,808
King County School District No. 403 Renton,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 300 305,006
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 635 659,735
King County School District No. 410 Snoqualmie
Valley, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 110 115,476
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/27 (GTD) ............. 520 536,255
Kitsap County School District No. 401 Central
Kitsap, Series 2017, GO, 5.00%, 12/01/27
(GTD) ....................... 150 158,946
Pierce County School District No. 402 Franklin
Pierce, Series 2017, GO, 5.00%, 12/01/29
(GTD) ....................... 190 200,660
Port of Seattle
Series 2016 , RB , 5.00% , 02/01/27 ...... 300 305,897
Series 2017 , GO , 5.00% , 01/01/29 ...... 200 208,133
Snohomish County School District No.
201 Snohomish, Series 2016, GO,
5.00%, 12/01/27 (GTD) ............. 420 427,112
Spokane County School District No. 356 Central
Valley, Series 2018, GO, 5.00%, 12/01/28
(GTD) ....................... 230 243,097
Spokane County School District No. 81
Spokane, Series 2017B, GO, 5.00%, 12/01/28
(GTD) ....................... 310 327,393
State of Washington
Series 2015B , GO , 5.00% , 02/01/27 ..... 420 420,000
Series 2017D , GO , 5.00% , 02/01/27 ..... 360 376,073
Series 2021C , GO , 5.00% , 02/01/27 ..... 390 407,412
Series 2020C , GO , 5.00% , 02/01/27 ..... 690 720,806
Series 2005C , GO , 0.00% , 06/01/27
( AMBAC )
(b)
.................... 120 111,737
Series 2021F , GO , 5.00% , 06/01/27 ..... 105 110,389
Series 2021D , GO , 5.00% , 06/01/27 ..... 220 231,291
Series R-2022C , GO , 4.00% , 07/01/27 ... 300 308,666
Series 2019 , COP , 5.00% , 07/01/27 ..... 180 189,164
Series R-2021D , GO , 5.00% , 07/01/27 ... 800 842,453
Series R-2020C , GO , 5.00% , 07/01/27 ... 255 268,532
Series 2017B , GO , 5.00% , 08/01/27 ..... 65 67,040
Series R-2017A , GO , 5.00% , 08/01/27 ... 385 397,083
Series R-2017B , GO , 5.00% , 08/01/27 ... 100 103,139
Series R-2018C , GO , 5.00% , 08/01/27 ... 705 743,643
Series R-2018D , GO , 5.00% , 08/01/27 ... 125 131,852
Series 2020A , GO , 5.00% , 08/01/27 ..... 860 907,139
Series R-2018C , GO , 5.00% , 08/01/29 ... 445 467,634
University of Washington
Series 2021A , RB , 5.00% , 04/01/27 ..... 300 314,404
Series 2015B , RB , 5.00% , 06/01/27 ..... 130 130,879
Washington Health Care Facilities Authority,
Series 2025A, RB, 5.00%, 03/01/27
(c)
.... 150 156,282
Washington State University, Series 2015, RB,
5.00%, 04/01/27 ................. 125 125,405
22,682,546
West Virginia — 0.5%
State of West Virginia
Series 2018B , GO , 5.00% , 06/01/27 ..... 100 105,058
Series 2019A , GO , 5.00% , 06/01/27 ..... 485 509,530

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
West Virginia (continued)
Series 2021A , GO , 5.00% , 06/01/27 ..... USD 280 $ 294,162
Series 2018A , GO , 5.00% , 12/01/27 ..... 235 249,265
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/27 ..... 520 545,514
Series 2017A , RB , 5.00% , 09/01/29 ..... 305 319,318
Series 2018A , RB , 5.00% , 09/01/29 ..... 295 308,849
West Virginia Lottery Excess Lottery, Series
2015A, RB, 5.00%, 07/01/27 ......... 335 337,939
2,669,635
Wisconsin — 1.6%
City of Green Bay Water System, Series 2019,
RB, 5.00%, 11/01/27 .............. 185 195,418
Milwaukee Metropolitan Sewerage District,
Series 2017A, GO, 5.00%, 10/01/27 ..... 150 155,543
State of Wisconsin
Series 2019A , GO , 4.00% , 05/01/27 ..... 345 349,525
Series 2015-1 , GO , 5.00% , 05/01/27 ..... 315 316,592
Series 2021-1 , GO , 5.00% , 05/01/27 ..... 150 157,564
Series 2020B , GO , 5.00% , 05/01/27 ..... 440 462,187
Series 2020A , GO , 5.00% , 05/01/27 ..... 100 105,042
Series 2019B , GO , 5.00% , 05/01/27 ..... 250 262,606
Series 2019A , RB , 5.00% , 05/01/27 ..... 460 482,489
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 160 168,068
Series 20242 , GO , 5.00% , 05/01/27 ..... 500 525,212
Series 2016-2 , GO , 4.00% , 11/01/27 ..... 210 212,736
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 80 83,874
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 460 482,276
Series 2016-2 , GO , 5.00% , 11/01/27 ..... 530 544,907
Series 2017-3 , GO , 5.00% , 11/01/27 ..... 300 314,528
Series 2019B , GO , 4.00% , 05/01/28 ..... 185 189,174
Series 2017-1 , GO , 5.00% , 11/01/28 ..... 250 261,858
Series 2019A , RB , 5.00% , 05/01/29 ..... 460 482,489
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 20171 , GO , 5.00% , 11/01/29 ..... USD 280 $ 293,068
Wisconsin Department of Transportation
Series 2017-1 , RB , 5.00% , 07/01/27 ..... 615 647,163
Series 20172 , RB , 5.00% , 07/01/27 ..... 215 226,244
Series 2017-1 , RB , 5.00% , 07/01/28 ..... 510 534,970
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 120 125,904
Series 20172 , RB , 5.00% , 07/01/29 ..... 595 623,260
8,202,697
Total Long-Term Investments — 99 .2%
(Cost: $ 509,035,837 ) .............................. 507,345,144
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.99%
(d) (e)
......... 287,758 287,787
Total Short-Term Securities — 0 .1%
(Cost: $ 287,787 ) ................................. 287,787
Total Investments — 99 .3%
(Cost: $ 509,323,624 ) .............................. 507,632,931
Other Assets Less Liabilities — 0.7% .................... 3,850,895
Net Assets — 100.0% ...............................
$ 511,483,826
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Zero-coupon bond.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 311,204 $ — $ (23,417)
(a)
$ — $ — $ 287,787 287,758 $ 5,807 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
Dec 2027 Term Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 507,345,144 $ — $ 507,345,144
Short-Term Securities
Money Market Funds ...................................... 287,787 — — 287,787
$ 287,787 $ 507,345,144 $ — $ 507,632,931
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
MO Moral Obligation
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SCH BD RES FD School Board Resolution Fund
VRDN Variable Rate Demand Notes